Schedule of Investments (unaudited) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021, Class A, 1.08%, 04/15/27(a)	$2,032	$2,015,846
Avant Loans Funding Trust, Series 2021-REV1, Class C, 2.30%, 07/15/30(a)	2,220	2,049,326
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	795	738,261
Conn’s Receivables Funding LLC, Series 2022-A, Class A, 5.87%, 12/15/26(a)	12,038	12,029,283
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 03/15/29	19,970	18,592,014
Exeter Automobile Receivables Trust
Series 2021-4A, Class C, 1.46%, 10/15/27	24,550	23,389,698
Series 2022-1A, Class C, 2.56%, 06/15/28	4,385	4,212,202
Series 2022-2A, Class B, 3.65%, 10/15/26	7,495	7,362,787
Series 2022-2A, Class C, 3.85%, 07/17/28	1,000	971,318
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	6,244	6,019,170
Series 2021-3, Class B, 0.76%, 02/26/29	12,910	12,248,018
Netcredit Combined Receivables LLC, 7.78%, 12/20/27(a)	25,000	24,747,997
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	459,058
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 05/15/32(a)	15,230	14,904,094
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31(a)	3,718	3,569,436
Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.65%, 04/15/25	6	5,696
Upstart Securitization Trust(a)
Series 2021-2, Class A, 0.91%, 06/20/31	3,384	3,354,020
Series 2021-3, Class A, 0.83%, 07/20/31	2,498	2,457,780
Series 2021-4, Class A, 0.84%, 09/20/31	5,185	5,060,803
Series 2021-5, Class A, 1.31%, 11/20/31	4,202	4,090,730
Series 2022-4, Class A, 5.98%, 08/20/32	13,995	13,734,721
Westlake Automobile Receivables Trust, Series 2022- 1A, Class B, 2.75%, 03/15/27(a)	8,580	8,307,758

Total Asset-Backed Securities — 1.9% (Cost: $173,022,694)		170,320,016

	Shares

Common Stocks

Aerospace & Defense — 0.1%
Huntington Ingalls Industries, Inc.	22,332	4,623,171
Lockheed Martin Corp.	9,851	4,656,863

		9,280,034

Banks — 0.1%
BOK Financial Corp.	1,314	110,915
Credicorp Ltd.	14,632	1,937,131
First Interstate BancSystem, Inc., Class A	91,561	2,734,011
Old National Bancorp	15,996	230,662
Prosperity Bancshares, Inc.	56,496	3,475,634
United Bankshares, Inc.	9,412	331,302

		8,819,655

Beverages — 0.1%
Coca-Cola Europacific Partners PLC	87,102	5,155,567

Security	Shares	Value

Biotechnology — 0.2%
AbbVie, Inc.	31,446	$5,011,549
Amgen, Inc.	20,660	4,994,555
Gilead Sciences, Inc.	58,071	4,818,151

		14,824,255

Communications Equipment — 0.1%
Cisco Systems, Inc.	95,532	4,993,935
Juniper Networks, Inc.	15,121	520,465

		5,514,400

Construction & Engineering — 0.0%
MDU Resources Group, Inc.	31,957	974,049

Containers & Packaging — 0.0%
Amcor PLC	328,943	3,743,371
Sonoco Products Co.	3,406	207,766

		3,951,137

Distributors — 0.1%
Genuine Parts Co.	27,403	4,584,796

Diversified Telecommunication Services — 0.1%
AT&T, Inc.	250,284	4,817,967

Electric Utilities — 0.2%
Alliant Energy Corp.	10,590	565,506
American Electric Power Co., Inc.	19,930	1,813,431
Avangrid, Inc.	48,859	1,948,497
Duke Energy Corp.	50,715	4,892,476
Evergy, Inc.	59,011	3,606,752
FirstEnergy Corp.	59,184	2,370,911
OGE Energy Corp.	28,574	1,076,097
Pinnacle West Capital Corp.	5,289	419,101
Southern Co.	66,516	4,628,183

		21,320,954

Food Products — 0.4%
Cal-Maine Foods, Inc.	82,579	5,028,235
Campbell Soup Co.	89,827	4,938,688
Conagra Brands, Inc.	131,357	4,933,769
Flowers Foods, Inc.	173,082	4,744,178
Hormel Foods Corp.	120,159	4,791,941
Ingredion, Inc.	14,369	1,461,758
J M Smucker Co.	31,219	4,912,934
Kellogg Co.	72,051	4,824,535
Kraft Heinz Co.	124,086	4,798,406

		40,434,444

Gas Utilities — 0.1%
Brookfield Infrastructure Corp., Class A	75,937	3,497,658
New Jersey Resources Corp.	18,768	998,458
ONE Gas, Inc.	12,325	976,510
Spire, Inc.	4,168	292,343

		5,764,969

Health Care Equipment & Supplies — 0.0%
Medtronic PLC	16,576	1,336,357

Health Care Providers & Services — 0.1%
CVS Health Corp.	61,061	4,537,443
Premier, Inc., Class A	151,280	4,896,934

		9,434,377

Hotels, Restaurants & Leisure — 0.0%
Darden Restaurants, Inc.	7,573	1,175,027

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	141,067	$4,930,292

Insurance — 0.3%
Aflac, Inc.	68,788	4,438,202
Allstate Corp.	28,823	3,193,877
Axis Capital Holdings Ltd.	8,128	443,138
Everest Re Group Ltd.	12,299	4,403,288
Hartford Financial Services Group, Inc.	60,738	4,232,831
MetLife, Inc.	10,691	619,436
Old Republic International Corp.	181,140	4,523,066
Reinsurance Group of America, Inc.	9,326	1,238,120
Travelers Cos., Inc.	26,798	4,593,445
Unum Group	60,248	2,383,411

		30,068,814

IT Services — 0.1%
International Business Machines Corp.	37,528	4,919,546

Metals & Mining — 0.0%
Southern Copper Corp.	27,280	2,080,100

Multi-Utilities — 0.2%
CMS Energy Corp.	21,967	1,348,334
Consolidated Edison, Inc.	51,911	4,966,325
Dominion Energy, Inc.	45,272	2,531,158
DTE Energy Co.	11,291	1,236,816
NorthWestern Corp.	84,309	4,878,119
WEC Energy Group, Inc.	37,229	3,528,937

		18,489,689

Oil, Gas & Consumable Fuels — 0.1%
Chevron Corp.	9,525	1,554,099
Exxon Mobil Corp.	19,918	2,184,208
Williams Cos., Inc.	68,536	2,046,485
		5,784,792

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.	71,646	4,965,784
Johnson & Johnson	30,566	4,737,730
Merck & Co., Inc.	44,048	4,686,267
Pfizer, Inc.	119,519	4,876,375

		19,266,156

Retail REITs — 0.0%
National Retail Properties, Inc.	102,567	4,528,333

Tobacco — 0.0%
Philip Morris International, Inc.	37,648	3,661,268

Trading Companies & Distributors — 0.0%
MSC Industrial Direct Co., Inc., Class A	33,435	2,808,540

Total Common Stocks — 2.6% (Cost: $223,062,217)		233,925,518

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.7%
3M Co., 2.65%, 04/15/25	$680	651,785
Boeing Co.
1.43%, 02/04/24	2,579	2,491,707
2.20%, 02/04/26	2,000	1,855,676

Security	Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(a)
7.13%, 06/15/26	$1,065	$1,068,834
7.88%, 04/15/27	425	430,240
6.00%, 02/15/28	1,010	983,493
General Dynamics Corp.
3.25%, 04/01/25	350	340,637
3.50%, 04/01/27	12,000	11,603,826
3.75%, 05/15/28	2,980	2,907,525
Howmet Aerospace, Inc.
5.90%, 02/01/27	3,580	3,642,292
5.95%, 02/01/37	500	503,750
Lockheed Martin Corp.
5.10%, 11/15/27	3,540	3,676,314
1.85%, 06/15/30	70	59,406
3.90%, 06/15/32	6,455	6,273,765
5.25%, 01/15/33	14,230	15,194,594
Moog, Inc., 4.25%, 12/15/27(a)	66	61,075
Raytheon Technologies Corp.
3.15%, 12/15/24	1,153	1,124,683
3.95%, 08/16/25	130	128,494
Rolls-Royce PLC, 5.75%, 10/15/27(a)	1,305	1,300,041
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,557,812
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26	1,555	1,508,895
TransDigm, Inc.
8.00%, 12/15/25(a)	115	117,156
6.25%, 03/15/26(a)	2,000	2,001,820
6.38%, 06/15/26	100	97,750
7.50%, 03/15/27	50	49,875
6.75%, 08/15/28(a)	1,305	1,318,050

		61,949,495

Air Freight & Logistics(a) — 0.0%
Cargo Aircraft Management, Inc., 4.75%, 02/01/28	390	348,718
Rand Parent LLC, 8.50%, 02/15/30	1,977	1,858,380

		2,207,098

Automobile Components — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)	2,000	1,927,500
IHO Verwaltungs GmbH, (6.38% Cash or 7.13% PIK), 6.38%, 05/15/29(a)(b)	2,000	1,761,856
Lear Corp., 3.80%, 09/15/27	1,964	1,862,406
Titan International, Inc., 7.00%, 04/30/28	4,205	3,788,831

		9,340,593

Automobiles — 1.5%
Allison Transmission, Inc., 3.75%, 01/30/31(a)	3,000	2,559,540
American Honda Finance Corp.
2.15%, 09/10/24	2,480	2,388,606
1.20%, 07/08/25	1,395	1,292,674
1.30%, 09/09/26	1,960	1,757,646
Asbury Automotive Group, Inc.
4.50%, 03/01/28	1,600	1,456,000
4.63%, 11/15/29(a)	955	854,725
4.75%, 03/01/30	2,745	2,456,775
5.00%, 02/15/32(a)	790	692,044
Cummins, Inc., 0.75%, 09/01/25	4,550	4,156,750
Ford Motor Co.
4.35%, 12/08/26	200	194,316
9.63%, 04/22/30	240	278,646
3.25%, 02/12/32	1,700	1,336,126

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
Ford Motor Co. (continued)
5.29%, 12/08/46	$950	$779,000
Ford Motor Credit Co. LLC
5.58%, 03/18/24	400	395,944
2.30%, 02/10/25	8,000	7,414,200
5.13%, 06/16/25	2,350	2,300,286
4.13%, 08/04/25	1,000	951,266
3.38%, 11/13/25	1,230	1,152,867
4.39%, 01/08/26	1,650	1,565,438
4.13%, 08/17/27	2,000	1,832,480
2.90%, 02/10/29	7,800	6,458,171
7.35%, 03/06/30	3,572	3,670,230
4.00%, 11/13/30	1,320	1,121,640
General Motors Co., 6.13%, 10/01/25	600	611,329
General Motors Financial Co., Inc.
4.15%, 06/19/23	195	194,385
5.10%, 01/17/24	375	373,846
1.05%, 03/08/24	1,980	1,893,673
1.20%, 10/15/24	1,150	1,076,331
4.00%, 01/15/25	1,000	974,641
3.80%, 04/07/25	1,575	1,531,625
4.35%, 04/09/25	11,080	10,848,821
2.35%, 02/26/27	14,390	12,880,537
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)	3,366	2,963,090
Honda Motor Co. Ltd.
2.27%, 03/10/25	5,440	5,198,055
2.53%, 03/10/27	4,480	4,195,148
Jaguar Land Rover Automotive PLC(a)
7.75%, 10/15/25	1,250	1,225,575
4.50%, 10/01/27	400	327,935
5.88%, 01/15/28	4,348	3,660,165
5.50%, 07/15/29	5,400	4,239,000
Nissan Motor Co. Ltd., 4.81%, 09/17/30(a)	1,994	1,805,592
Sonic Automotive, Inc.(a)
4.63%, 11/15/29	263	220,306
4.88%, 11/15/31	208	167,626
Toyota Motor Credit Corp.
3.95%, 06/30/25	17,055	16,844,206
3.65%, 08/18/25	7,215	7,055,136
5.40%, 11/10/25	3,305	3,390,121
1.13%, 06/18/26	9,440	8,512,607

		137,255,120

Banks — 2.8%
Bank of Montreal
1.85%, 05/01/25	1,220	1,142,637
3.70%, 06/07/25	13,441	13,058,447
1.25%, 09/15/26	2,260	1,997,310
Series H, 4.25%, 09/14/24	15,235	15,048,801
Canadian Imperial Bank of Commerce
3.30%, 04/07/25	7,045	6,821,570
3.95%, 08/04/25	10,020	9,739,143
0.95%, 10/23/25	1,870	1,692,918
Cooperatieve Rabobank UA, 1.38%, 01/10/25	7,360	6,913,894
Huntington National Bank, 5.65%, 01/10/30	12,905	12,366,418
ING Groep NV, 4.10%, 10/02/23	3,570	3,536,386
Intesa Sanpaolo SpA(a)
5.71%, 01/15/26	1,650	1,563,353
(1 year CMT + 2.60%), 4.20%, 06/01/32(c)	985	716,508
KeyBank NA, (1 day SOFR Index + 0.32%), 0.43%, 06/14/24(c)	2,190	2,118,656
KeyCorp., 2.25%, 04/06/27	335	284,547

Security	Par (000)	Value

Banks (continued)
National Bank of Canada
5.25%, 01/17/25	$580	$579,046
(1 year CMT + 0.40%), 0.55%, 11/15/24(c)	665	645,150
PNC Financial Services Group, Inc., (1 day SOFR Index + 1.09%), 5.67%, 10/28/25(c)	6,290	6,293,222
Royal Bank of Canada
3.97%, 07/26/24	4,120	4,064,346
0.65%, 07/29/24	3,845	3,631,946
0.75%, 10/07/24	3,300	3,093,750
1.15%, 06/10/25	2,500	2,300,351
1.20%, 04/27/26	1,495	1,341,082
2.05%, 01/21/27	8,000	7,242,351
5.00%, 02/01/33	1,880	1,902,317
Santander Holdings USA, Inc.(c)
(1 day SOFR + 2.36%), 6.50%, 03/09/29	2,880	2,877,345
(1 day SOFR Index + 1.38%), 4.26%, 06/09/25	4,000	3,863,010
Santander U.K. Group Holdings PLC(c)
(1 day SOFR + 0.79%), 1.09%, 03/15/25	7,635	7,214,858
(1 year CMT + 1.25%), 1.53%, 08/21/26	3,000	2,676,522
(3 mo. LIBOR US + 1.57%), 4.80%, 11/15/24	1,250	1,232,629
Standard Chartered PLC, (3 mo. LIBOR US + 1.46%), 7.01%(a)(c)(d)	500	457,500
Toronto-Dominion Bank
4.29%, 09/13/24	1,905	1,882,989
1.45%, 01/10/25	2,765	2,601,716
3.77%, 06/06/25	20,240	19,706,403
4.69%, 09/15/27	9,805	9,707,099
Truist Financial Corp.
1.20%, 08/05/25	3,520	3,164,486
(1 day SOFR + 1.46%), 4.26%, 07/28/26(c)	6,380	6,150,372
U.S. Bancorp(c)
(1 day SOFR + 1.23%), 4.65%, 02/01/29	2,390	2,336,152
(1 day SOFR + 1.66%), 4.55%, 07/22/28	2,010	1,958,543
Wells Fargo & Co.(c)
(1 day SOFR + 1.26%), 2.57%, 02/11/31	9,580	8,118,455
(1 day SOFR + 1.32%), 3.91%, 04/25/26	3,485	3,382,594
(1 day SOFR + 1.51%), 3.53%, 03/24/28	6,795	6,411,015
(1 day SOFR + 1.56%), 4.54%, 08/15/26	14,250	13,987,282
(1 day SOFR + 1.98%), 4.81%, 07/25/28	16,560	16,352,394
(1 day SOFR + 4.03%), 4.48%, 04/04/31	2,810	2,690,684
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26	19,179	18,040,896
Westpac Banking Corp., 3.74%, 08/26/25	10,390	10,163,976

		253,071,069

Beverages — 1.0%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(b)	1,350	1,032,615
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/25(a)	200	197,000
Ball Corp.
4.00%, 11/15/23	15	14,823
5.25%, 07/01/25	50	49,666
4.88%, 03/15/26	200	198,500
2.88%, 08/15/30	910	757,989
3.13%, 09/15/31	3,040	2,515,600
Coca-Cola Co.
3.38%, 03/25/27	3,230	3,174,962
1.45%, 06/01/27	11,595	10,527,193
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,207	7,249,346
Constellation Brands, Inc.
4.35%, 05/09/27	5,582	5,504,259
2.88%, 05/01/30	310	271,903

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
2.13%, 10/24/24	$560	$538,285
2.38%, 10/24/29	405	355,854
2.00%, 04/29/30	2,710	2,308,880
5.50%, 01/24/33	3,405	3,685,695
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29	8,277	7,935,109
3.20%, 05/01/30	5,495	5,014,377
4.05%, 04/15/32	4,165	3,945,251
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)	60	59,856
PepsiCo, Inc.
2.25%, 03/19/25	850	820,226
2.63%, 03/19/27	535	505,672
3.60%, 02/18/28	15,870	15,568,296
4.45%, 02/15/33	18,360	18,844,450
Silgan Holdings, Inc., 4.13%, 02/01/28	207	194,827

		91,270,634

Biotechnology — 0.3%
Amgen, Inc.
5.51%, 03/02/26	4,750	4,769,363
5.15%, 03/02/28	3,035	3,098,799
4.05%, 08/18/29	1,225	1,181,914
5.25%, 03/02/30	5,570	5,696,896
Gilead Sciences, Inc., 0.75%, 09/29/23	364	356,106
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	11,190	9,055,569

		24,158,647

Broadline Retail — 0.1%
Bath & Body Works, Inc.
9.38%, 07/01/25(a)	101	107,905
6.69%, 01/15/27	1,300	1,296,750
5.25%, 02/01/28	3,610	3,447,550
7.50%, 06/15/29	50	51,027
6.63%, 10/01/30(a)	1,465	1,428,199
6.88%, 11/01/35	1,655	1,491,960
Macy’s Retail Holdings LLC(a)
5.88%, 04/01/29	125	115,624
6.13%, 03/15/32	3,000	2,640,870

		10,579,885

Building Materials — 0.5%
Allegion U.S. Holding Co., Inc., 3.20%, 10/01/24	1,175	1,140,722
Boise Cascade Co., 4.88%, 07/01/30(a)	14,401	12,729,044
Builders FirstSource, Inc.(a)
5.00%, 03/01/30	870	805,614
4.25%, 02/01/32	9,250	8,060,350
Carrier Global Corp.
2.24%, 02/15/25	704	671,712
2.49%, 02/15/27	1,154	1,072,210
Eagle Materials, Inc., 2.50%, 07/01/31	444	363,637
Griffon Corp., 5.75%, 03/01/28	270	250,344
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	1,200	1,124,855
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	2,950	2,536,545
Martin Marietta Materials, Inc., 0.65%, 07/15/23	2,265	2,232,130
Masco Corp., 3.50%, 11/15/27	2,925	2,758,653
Masonite International Corp., Class C, 5.38%, 02/01/28(a)	1,650	1,575,750
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	900	844,875

Security	Par (000)	Value

Building Materials (continued)
Standard Industries, Inc., 4.38%, 07/15/30(a)	$2,150	$1,870,500
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)	155	146,475
Vulcan Materials Co., 5.80%, 03/01/26	3,160	3,189,722

		41,373,138

Building Products — 0.5%
Advanced Drainage Systems, Inc.(a)
5.00%, 09/30/27	2,105	2,000,434
6.38%, 06/15/30	10,000	9,798,374
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(a)	4,174	3,683,012
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	5,569	4,597,321
Home Depot, Inc.
2.70%, 04/15/25	490	473,794
4.00%, 09/15/25	7,185	7,132,421
2.50%, 04/15/27	150	140,807
2.88%, 04/15/27	955	910,398
Lowe’s Cos., Inc.
4.00%, 04/15/25	1,930	1,903,871
4.40%, 09/08/25	5,045	5,020,241
3.35%, 04/01/27	4,250	4,074,042
3.10%, 05/03/27	9,171	8,714,847
2.63%, 04/01/31	1,155	987,178

		49,436,740

Capital Markets — 1.2%
Ameriprise Financial, Inc.
3.00%, 04/02/25	860	827,018
5.15%, 05/15/33	7,000	6,979,385
Ares Capital Corp.
2.15%, 07/15/26	3,936	3,374,782
2.88%, 06/15/27	6,210	5,327,577
2.88%, 06/15/28	3,355	2,758,851
Bank of New York Mellon Corp.
0.50%, 04/26/24	2,890	2,748,747
(1 day SOFR + 1.17%), 4.54%, 02/01/29(c)	4,130	4,091,192
(1 day SOFR + 1.35%), 4.41%, 07/24/26(c)	1,540	1,519,232
Barings BDC, Inc., 3.30%, 11/23/26	1,715	1,517,840
Blackstone Private Credit Fund, 2.70%, 01/15/25	5,320	4,898,461
Brookfield Corp., 4.00%, 01/15/25	1,000	981,624
Brookfield Finance, Inc.
4.00%, 04/01/24	300	293,902
3.90%, 01/25/28	55	51,130
Charles Schwab Corp.
0.75%, 03/18/24	935	890,019
1.15%, 05/13/26	2,135	1,874,288
2.45%, 03/03/27	1,495	1,339,082
Compass Group Diversified Holdings LLC(a)
5.25%, 04/15/29	1,544	1,359,361
5.00%, 01/15/32	1,110	898,344
FS KKR Capital Corp.
1.65%, 10/12/24	1,905	1,751,915
4.13%, 02/01/25	105	99,317
2.63%, 01/15/27	5,275	4,437,241
3.25%, 07/15/27	2,810	2,380,745
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	4,691	3,806,090
Golub Capital BDC, Inc., 2.50%, 08/24/26	620	531,463
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24	320	312,131
6.38%, 12/15/25	1,600	1,571,515

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (continued)
6.25%, 05/15/26	$4,610	$4,536,586
5.25%, 05/15/27	4,457	4,182,048
4.38%, 02/01/29	5,540	4,764,400
LPL Holdings, Inc.(a)
4.63%, 11/15/27	2,300	2,173,500
4.00%, 03/15/29	2,165	1,948,500
4.38%, 05/15/31	5,291	4,677,826
Main Street Capital Corp., 3.00%, 07/14/26	2,000	1,743,462
NFP Corp., 6.88%, 08/15/28(a)	1,039	891,607
Nomura Holdings, Inc.
5.10%, 07/03/25	7,720	7,595,554
1.85%, 07/16/25	7,520	6,881,978
S&P Global, Inc., 2.45%, 03/01/27	11,965	11,221,056
StoneX Group, Inc., 8.63%, 06/15/25(a)	3,424	3,441,260

		110,679,029

Chemicals — 0.8%
Air Products & Chemicals, Inc.
1.85%, 05/15/27	2,380	2,151,865
2.05%, 05/15/30	1,125	970,607
Albemarle Corp., 4.65%, 06/01/27	19,380	19,060,350
Ashland LLC
3.38%, 09/01/31(a)	3,440	2,811,961
6.88%, 05/15/43	1,000	1,002,303
Avient Corp., 5.75%, 05/15/25(a)	2,950	2,919,134
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	1,080	925,326
Chemours Co., 5.38%, 05/15/27	939	869,749
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,000	5,318,760
Ecolab, Inc., 0.90%, 12/15/23	1,765	1,713,840
EIDP, Inc., 2.30%, 07/15/30	4,505	3,874,814
FMC Corp., 4.10%, 02/01/24	1,904	1,880,460
Ingevity Corp., 3.88%, 11/01/28(a)	2,770	2,373,278
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	40	38,044
LSB Industries, Inc., 6.25%, 10/15/28(a)	1,448	1,288,720
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,370,837
Methanex Corp.
5.13%, 10/15/27	1,585	1,493,789
5.25%, 12/15/29	4,005	3,743,834
5.65%, 12/01/44	1,300	1,065,315
Olin Corp.
5.13%, 09/15/27	50	47,954
5.63%, 08/01/29	5,500	5,301,937
5.00%, 02/01/30	2,000	1,875,240
PPG Industries, Inc.
1.20%, 03/15/26	8,910	7,986,421
2.55%, 06/15/30	2,000	1,725,998
Valvoline, Inc.(a)
4.25%, 02/15/30	2,091	2,050,487
3.63%, 06/15/31	470	398,823

		75,259,846

Commercial Services & Supplies — 0.4%
ADT Security Corp., 4.13%, 08/01/29(a)	3,061	2,729,769
Alta Equipment Group, Inc., 5.63%, 04/15/26(a)	1,653	1,543,646
ASGN, Inc., 4.63%, 05/15/28(a)	2,090	1,950,200

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Fortress Transportation & Infrastructure Investors LLC(a)
6.50%, 10/01/25	$2,696	$2,697,793
9.75%, 08/01/27	5,800	6,119,522
Herc Holdings, Inc., 5.50%, 07/15/27(a)	2,822	2,723,230
Hertz Corp.(a)
4.63%, 12/01/26	326	295,193
5.00%, 12/01/29	509	421,564
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5.25%, 04/15/24	3,600	3,559,500
5.75%, 04/15/26	3,637	3,609,722
TriNet Group, Inc., 3.50%, 03/01/29(a)	2,000	1,710,018
United Rentals North America, Inc., 5.50%, 05/15/27.	250	247,628
Williams Scotsman International, Inc.(a)
6.13%, 06/15/25	211	209,676
4.63%, 08/15/28	4,335	3,943,468

		31,760,929

Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.00%, 09/01/24	6	5,893
4.60%, 02/23/28	50	49,341
4.60%, 05/23/29	600	583,660
2.30%, 11/15/30	200	162,540
2.75%, 05/24/31	3,485	2,877,919
Viasat, Inc.(a)
5.63%, 09/15/25	100	94,806
5.63%, 04/15/27	400	375,600
6.50%, 07/15/28	1,035	764,591

		4,914,350

Construction & Engineering — 0.0%
AECOM, 5.13%, 03/15/27	2,308	2,286,235
Fluor Corp., 4.25%, 09/15/28	1,400	1,281,125

		3,567,360

Construction Materials — 0.0%
Winnebago Industries, Inc., 6.25%, 07/15/28(a)	861	823,534

Consumer Discretionary — 0.4%
Carnival Corp., 10.50%, 06/01/30(a)	4,888	4,692,480
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	2,957	3,181,022
Cintas Corp. No. 2
3.45%, 05/01/25	8,425	8,220,478
3.70%, 04/01/27	5,640	5,468,464
Life Time, Inc.(a)
5.75%, 01/15/26	145	140,857
8.00%, 04/15/26	165	157,395
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(a)	900	834,390
Quanta Services, Inc.
0.95%, 10/01/24	3,805	3,548,877
2.35%, 01/15/32	2,295	1,821,247
Royal Caribbean Cruises Ltd.(a)
11.50%, 06/01/25	1,897	2,022,724
11.63%, 08/15/27	4,598	4,938,459

		35,026,393

Consumer Finance — 0.7%
American Express Co.
3.38%, 05/03/24	2,435	2,386,897
2.50%, 07/30/24	290	280,041

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
American Express Co. (continued)
2.25%, 03/04/25	$1,290	$1,228,692
3.95%, 08/01/25	7,010	6,873,689
4.90%, 02/13/26	2,850	2,876,479
4.05%, 05/03/29	3,650	3,557,548
Automatic Data Processing, Inc., 1.70%, 05/15/28	830	740,631
Block Financial LLC, 2.50%, 07/15/28	1,790	1,542,805
Capital One Financial Corp.(c)
(1 day SOFR + 1.37%), 4.17%, 05/09/25	4,380	4,242,877
(1 day SOFR + 2.16%), 4.99%, 07/24/26	3,985	3,841,209
CPI CG, Inc., 8.63%, 03/15/26(a)	3,708	3,670,920
Discover Financial Services, 6.70%, 11/29/32	1,550	1,597,961
Enova International, Inc., 8.50%, 09/15/25(a)	3,850	3,650,224
goeasy Ltd., 5.38%, 12/01/24(a)	555	523,502
HealthEquity, Inc., 4.50%, 10/01/29(a)	2,000	1,776,937
Mastercard, Inc.
2.95%, 11/21/26	380	362,737
3.30%, 03/26/27	9,210	8,932,167
3.50%, 02/26/28	30	28,773
4.88%, 03/09/28	7,490	7,720,970
2.95%, 06/01/29	260	241,000
1.90%, 03/15/31	167	141,920
PayPal Holdings, Inc., 2.40%, 10/01/24	170	164,683
PRA Group, Inc., 5.00%, 10/01/29(a)	715	598,159
S&P Global, Inc.
2.50%, 12/01/29	115	102,036
1.25%, 08/15/30	1,905	1,528,927
Visa, Inc.
1.90%, 04/15/27	5,190	4,773,876
2.05%, 04/15/30	1,210	1,054,809

		64,440,469

Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
4.63%, 01/15/27	3,368	3,257,142
6.50%, 02/15/28	900	902,250
3.50%, 03/15/29	3,245	2,823,455
4.88%, 02/15/30	4,666	4,355,174
Campbell Soup Co., 3.95%, 03/15/25	12,465	12,241,356
Costco Wholesale Corp.
1.38%, 06/20/27	8,385	7,518,713
1.60%, 04/20/30	1,375	1,167,268
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	6,100	6,079,260
General Mills, Inc.
3.65%, 02/15/24	1,000	987,299
4.00%, 04/17/25	690	680,648
5.24%, 11/18/25	1,570	1,574,714
4.95%, 03/29/33	2,685	2,726,723
Ingles Markets, Inc., 4.00%, 06/15/31(a)	1,820	1,581,762
Kraft Heinz Foods Co., 3.75%, 04/01/30	2,505	2,369,006
Kroger Co., 2.20%, 05/01/30	40	33,527
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(a)	5,000	4,534,539
McCormick & Co., Inc., 3.15%, 08/15/24	300	291,825
Walmart, Inc., 1.50%, 09/22/28	3,690	3,230,436

		56,355,097

Containers & Packaging — 0.1%
Crown Americas LLC/Crown Americas Capital Corp.
VI, 4.75%, 02/01/26	1,000	973,825

Security	Par (000)	Value

Containers & Packaging (continued)
Domtar Corp., 6.75%, 10/01/28(a)	$1,802	$1,603,780
Graphic Packaging International LLC(a)
3.50%, 03/15/28	250	228,800
3.50%, 03/01/29	450	388,759
Sealed Air Corp.(a)
5.50%, 09/15/25	25	24,693
4.00%, 12/01/27	2,200	2,053,040
6.88%, 07/15/33	3,400	3,409,802

		8,682,699

Distributors — 0.1%
Alibaba Group Holding Ltd.
2.80%, 06/06/23	1,500	1,491,844
3.60%, 11/28/24	550	536,162
Genuine Parts Co., 1.75%, 02/01/25	10,100	9,541,980

		11,569,986

Diversified Consumer Services — 0.0%
Graham Holdings Co., 5.75%, 06/01/26(a)	540	529,280
Service Corp. International
4.63%, 12/15/27	50	48,173
5.13%, 06/01/29	55	53,058
3.38%, 08/15/30	1,055	899,388
4.00%, 05/15/31	1,895	1,664,189

		3,194,088

Diversified REITs — 1.2%
American Tower Corp.
0.60%, 01/15/24	5,703	5,491,429
5.00%, 02/15/24	1,570	1,562,785
2.95%, 01/15/25	200	192,543
2.40%, 03/15/25	1,071	1,017,327
1.60%, 04/15/26	5,970	5,398,958
1.45%, 09/15/26	2,900	2,578,190
2.75%, 01/15/27	6,000	5,531,745
3.65%, 03/15/27	5,100	4,844,125
Camden Property Trust
3.15%, 07/01/29	1,000	888,697
2.80%, 05/15/30	220	190,541
Crown Castle, Inc.
3.65%, 09/01/27	7,183	6,813,838
3.80%, 02/15/28	1,116	1,059,101
EPR Properties
4.75%, 12/15/26	1,000	871,183
3.60%, 11/15/31	545	407,728
Equinix, Inc.
2.63%, 11/18/24	2,210	2,127,477
1.45%, 05/15/26	3,465	3,117,862
Federal Realty Investment Trust, 3.50%, 06/01/30	1,315	1,160,239
Iron Mountain, Inc.(a)
4.88%, 09/15/27	50	47,260
5.25%, 03/15/28	2,500	2,381,500
5.00%, 07/15/28	2,400	2,233,200
4.88%, 09/15/29	1,854	1,666,218
5.25%, 07/15/30	1,340	1,208,254
4.50%, 02/15/31	300	257,799
5.63%, 07/15/32	8,700	7,947,798
Mid-America Apartments LP, 1.10%, 09/15/26	260	228,297
Omega Healthcare Investors, Inc.
4.50%, 01/15/25	2,210	2,117,443
4.50%, 04/01/27	6,633	6,187,782

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
Omega Healthcare Investors, Inc. (continued)
4.75%, 01/15/28	$4,915	$4,554,821
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(a)	2,709	2,494,312
Public Storage
0.88%, 02/15/26	750	674,102
1.50%, 11/09/26	6,960	6,244,671
1.95%, 11/09/28	9,275	8,143,529
3.39%, 05/01/29	450	417,988
2.25%, 11/09/31	7,850	6,511,271
Realty Income Corp., 3.25%, 01/15/31	480	422,824
Simon Property Group LP
3.50%, 09/01/25	810	780,986
1.38%, 01/15/27	2,920	2,568,376
Starwood Property Trust, Inc.
4.75%, 03/15/25	1,094	1,028,907
3.63%, 07/15/26(a)	2,574	2,138,943
VICI Properties LP, 4.38%, 05/15/25	975	943,854
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(a)	620	551,254
Welltower OP LLC
3.63%, 03/15/24	2,920	2,857,555
4.00%, 06/01/25	2,955	2,869,175
XHR LP, 6.38%, 08/15/25(a)	152	149,104

		110,880,991

Diversified Telecommunication Services — 0.7%
AT&T, Inc.
5.54%, 02/20/26	10,430	10,462,393
1.70%, 03/25/26	16,240	14,940,797
2.30%, 06/01/27	11,475	10,515,830
Level 3 Financing, Inc.
4.63%, 09/15/27(a)	95	57,119
3.63%, 01/15/29(a)	1,700	939,964
3.75%, 07/15/29(a)	650	346,554
10.50%, 05/15/30	1,724	1,645,765
Sprint Capital Corp.
6.88%, 11/15/28	5,000	5,372,650
8.75%, 03/15/32	7,120	8,668,600
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	1,842	1,077,570
Verizon Communications, Inc.
0.75%, 03/22/24	90	86,317
3.38%, 02/15/25	3,000	2,938,456
3.00%, 03/22/27	440	418,022
4.33%, 09/21/28	350	345,993
1.68%, 10/30/30	2,273	1,834,700

		59,650,730

Electric Utilities — 1.4%
AEP Texas, Inc., 3.95%, 06/01/28	50	48,119
AES Corp., 1.38%, 01/15/26	3,584	3,224,862
Alabama Power Co., 3.05%, 03/15/32	1,465	1,291,654
Ameren Corp., 3.50%, 01/15/31	140	127,363
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,723,229
Appalachian Power Co.
Class AA, 2.70%, 04/01/31	800	679,486
Series BB, 4.50%, 08/01/32	1,580	1,516,584
Arizona Public Service Co., 2.20%, 12/15/31	2,310	1,837,409

Security	Par (000)	Value

Electric Utilities (continued)
Atlantic City Electric Co., 4.00%, 10/15/28	$50	$48,523
Avangrid, Inc., 3.80%, 06/01/29	100	93,854
Berkshire Hathaway Energy Co.
4.05%, 04/15/25	3,330	3,311,832
3.25%, 04/15/28	100	94,933
1.65%, 05/15/31	245	196,393
Black Hills Corp.
1.04%, 08/23/24	570	536,270
3.15%, 01/15/27	1,960	1,838,978
CenterPoint Energy Houston Electric LLC
Class AG, 3.00%, 03/01/32	635	561,878
Series ai, 4.45%, 10/01/32	1,850	1,833,092
Commonwealth Edison Co.
2.20%, 03/01/30	170	146,021
4.90%, 02/01/33	665	677,481
Consolidated Edison Co. of New York, Inc.,
Series 20A, 3.35%, 04/01/30	330	304,016
Constellation Energy Generation LLC
3.25%, 06/01/25	770	742,302
5.80%, 03/01/33	620	639,465
Dominion Energy, Inc.
4.25%, 06/01/28	165	160,479
Series A, 1.45%, 04/15/26	1,200	1,080,654
Series B, 3.60%, 03/15/27	1,300	1,250,206
Series C, 3.38%, 04/01/30	310	281,765
Series C, 2.25%, 08/15/31	1,375	1,132,171
DPL, Inc., 4.35%, 04/15/29	200	177,472
DTE Electric Co., Series C, 2.63%, 03/01/31	390	337,388
DTE Energy Co.
2.85%, 10/01/26	5,000	4,671,852
Series C, 3.40%, 06/15/29	122	111,847
Series F, 1.05%, 06/01/25	630	578,953
Duke Energy Carolinas LLC, 4.95%, 01/15/33	2,190	2,249,362
Duke Energy Corp.
3.75%, 04/15/24	1,180	1,166,195
2.65%, 09/01/26	4,283	4,005,839
3.40%, 06/15/29	255	235,489
2.55%, 06/15/31	3,870	3,238,333
Duke Energy Florida LLC, 1.75%, 06/15/30	115	94,975
Duke Energy Progress LLC, 5.25%, 03/15/33	755	784,406
Edison International, 4.95%, 04/15/25	2,500	2,480,851
Entergy Corp., 0.90%, 09/15/25	290	261,103
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	1,990,519
Entergy Texas, Inc., 4.00%, 03/30/29	50	48,395
Evergy, Inc., 2.90%, 09/15/29	100	89,624
Eversource Energy
4.20%, 06/27/24	6,740	6,674,390
Series L, 2.90%, 10/01/24	800	771,307
Series M, 3.30%, 01/15/28	1,000	937,625
Series N, 3.80%, 12/01/23	100	98,740
Exelon Corp.
3.95%, 06/15/25	1,500	1,465,442
5.15%, 03/15/28	2,050	2,085,702
FirstEnergy Corp.
Series C, 5.10%, 07/15/47	171	151,664
Series C, 3.40%, 03/01/50	1,000	685,772
Florida Power & Light Co.
2.85%, 04/01/25	35	33,930
2.45%, 02/03/32	190	162,220

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Georgia Power Co.
3.25%, 03/30/27	$50	$47,306
4.70%, 05/15/32	900	891,404
Series B, 2.65%, 09/15/29	700	615,678
Interstate Power and Light Co., 2.30%, 06/01/30	310	259,292
ITC Holdings Corp., 3.35%, 11/15/27	5,420	5,103,112
MidAmerican Energy Co., 3.65%, 04/15/29	310	295,678
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	5,744,858
3.70%, 03/15/29	100	94,996
2.40%, 03/15/30	1,105	959,395
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	605,220
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24	7,100	6,927,118
4.45%, 06/20/25	10,570	10,497,587
1.90%, 06/15/28	1,335	1,172,268
3.50%, 04/01/29	150	140,931
2.75%, 11/01/29	1,005	892,900
NextEra Energy Operating Partners LP(a)
4.25%, 07/15/24	30	29,618
4.25%, 09/15/24	25	23,969
4.50%, 09/15/27	1,100	1,050,170
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32	555	535,601
4.55%, 09/15/32	385	383,071
Pacific Gas and Electric Co.
3.15%, 01/01/26	2,350	2,192,520
2.10%, 08/01/27	35	30,523
3.00%, 06/15/28	1,265	1,122,875
2.50%, 02/01/31	1,265	1,024,816
3.25%, 06/01/31	1,750	1,482,622
PG&E Corp., 5.25%, 07/01/30	3,434	3,187,782
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,014,393
PPL Electric Utilities Corp., 5.00%, 05/15/33	500	510,736
Public Service Co. of Colorado, Series 38, 4.10%, 06/01/32	1,370	1,317,717
Public Service Co. of New Hampshire, Series V,
2.20%, 06/15/31	380	320,671
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,189,164
4.65%, 03/15/33	1,005	1,009,324
Public Service Enterprise Group, Inc., 1.60%, 08/15/30	110	88,002
Puget Energy, Inc., 2.38%, 06/15/28	170	149,748
Sempra Energy
3.40%, 02/01/28	50	46,965
3.70%, 04/01/29	350	324,961
Southern California Edison Co.
2.85%, 08/01/29	115	102,849
Series B, 3.65%, 03/01/28	770	727,231
Southern Power Co., 0.90%, 01/15/26	2,000	1,802,213
Southwestern Electric Power Co., 5.30%, 04/01/33	920	926,908
Tampa Electric Co., 3.88%, 07/12/24	605	595,559
Tucson Electric Power Co., 1.50%, 08/01/30	30	23,926
Union Electric Co.
3.50%, 03/15/29	50	47,185
2.95%, 03/15/30	240	216,081
Virginia Electric and Power Co., 2.30%, 11/15/31	5,135	4,261,326

Security	Par (000)	Value

Electric Utilities (continued)
Wisconsin Electric Power Co., 1.70%, 06/15/28	$175	$152,507
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,085,119
Xcel Energy, Inc., 4.60%, 06/01/32	860	834,910

		124,027,219

Electrical Equipment — 0.1%
Eaton Corp., 4.15%, 03/15/33	1,715	1,658,709
GrafTech Finance, Inc., 4.63%, 12/15/28(a)	4,002	3,337,108

		4,995,817

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.
2.05%, 03/01/25	1,270	1,209,319
4.75%, 03/30/26	785	788,086
2.80%, 02/15/30	1,000	897,010
BWX Technologies, Inc., 4.13%, 06/30/28(a)	1,245	1,121,010
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	5,644	5,637,763
3.28%, 12/01/28	1,763	1,553,027
Imola Merger Corp., 4.75%, 05/15/29(a)	2,835	2,536,163
Keysight Technologies, Inc.
4.55%, 10/30/24	2,000	1,978,748
4.60%, 04/06/27	130	128,491
3.00%, 10/30/29	80	71,224
Rockwell Automation, Inc., 0.35%, 08/15/23	1,040	1,021,789
Xerox Holdings Corp., 5.50%, 08/15/28(a)	2,158	1,867,911

		18,810,541

Energy Equipment & Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	250	242,987
6.88%, 09/01/27	1,000	955,580
Weatherford International Ltd.(a)
11.00%, 12/01/24	4	4,104
8.63%, 04/30/30	1,775	1,815,931

		3,018,602

Environmental, Maintenance & Security Service — 0.2%
Clean Harbors, Inc., 4.88%, 07/15/27(a)	2,119	2,043,792
Covanta Holding Corp., 5.00%, 09/01/30	1,357	1,167,291
GFL Environmental, Inc.(a)
3.75%, 08/01/25	127	122,047
5.13%, 12/15/26	180	175,998
4.00%, 08/01/28	4,335	3,938,651
3.50%, 09/01/28	500	452,500
Republic Services, Inc.
0.88%, 11/15/25	2,553	2,303,082
3.95%, 05/15/28	2,485	2,416,056
Tervita Corp., 11.00%, 12/01/25(a)	375	402,188
Waste Connections, Inc.
4.25%, 12/01/28	4,000	3,935,489
2.60%, 02/01/30	110	96,907
3.20%, 06/01/32	1,390	1,238,521

		18,292,522

Financial Services — 9.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 09/15/23	3,760	3,724,046
1.15%, 10/29/23	2,780	2,695,307

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
4.88%, 01/16/24	$2,352	$2,325,275
1.65%, 10/29/24	12,310	11,515,245
2.45%, 10/29/26	845	758,411
3.00%, 10/29/28	805	702,783
3.30%, 01/30/32	15,272	12,651,746
Air Lease Corp.
3.38%, 07/01/25	715	681,163
2.88%, 01/15/26	315	293,638
2.20%, 01/15/27	2,355	2,085,899
Banco Santander SA
3.85%, 04/12/23	4,000	3,998,259
2.71%, 06/27/24	8,600	8,305,157
3.50%, 03/24/25	18,400	17,697,090
2.75%, 05/28/25	800	754,475
(1 year CMT + 0.45%), 0.70%, 06/30/24(c)	20,600	20,300,100
(1 year CMT + 0.90%), 1.72%, 09/14/27(c)	2,800	2,443,844
Bank of America Corp.
4.00%, 01/22/25	5,045	4,928,938
(1 day SOFR + 0.41%), 0.52%, 06/14/24(c)	8,033	7,952,083
(1 day SOFR + 0.65%), 1.53%, 12/06/25(c)	5,700	5,329,104
(1 day SOFR + 0.69%), 0.98%, 04/22/25(c)	9,695	9,236,825
(1 day SOFR + 0.73%), 0.81%, 10/24/24(c)	1,858	1,805,748
(1 day SOFR + 0.91%), 0.98%, 09/25/25(c)	19,010	17,738,032
(1 day SOFR + 0.96%), 1.73%, 07/22/27(c)	14,345	12,863,310
(1 day SOFR + 1.15%), 1.32%, 06/19/26(c)	8,520	7,788,213
(1 day SOFR + 1.21%), 2.57%, 10/20/32(c)	655	535,340
(1 day SOFR + 1.33%), 3.38%, 04/02/26(c)	25,840	24,774,383
(1 day SOFR + 1.75%), 4.83%, 07/22/26(c)	6,870	6,789,890
(1 day SOFR + 1.99%), 6.20%, 11/10/28(c)	8,160	8,530,315
(1 day SOFR + 2.04%), 4.95%, 07/22/28(c)	7,120	7,079,236
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(c)	2,000	1,903,903
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(c)	1,605	1,595,903
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(c)	100	97,894
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(c)	2,625	2,223,192
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(c)	1,500	1,424,703
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(c)	1,605	1,545,424
Series N, (1 day SOFR + 1.22%), 2.65%, 03/11/32(c)	290	242,098
Bank of Nova Scotia
3.45%, 04/11/25	315	305,558
1.05%, 03/02/26	3,800	3,410,092
1.35%, 06/24/26	15,360	13,699,908
Barclays PLC
5.20%, 05/12/26	400	382,876
(1 day SOFR + 2.71%), 2.85%, 05/07/26(c)	1,150	1,074,040
(1 year CMT + 0.80%), 1.01%, 12/10/24(c)	2,690	2,592,102
(1 year CMT + 1.05%), 2.28%, 11/24/27(c)	5,980	5,251,919
(1 year CMT + 2.30%), 5.30%, 08/09/26(c)	3,165	3,099,788
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25(c)	4,005	3,896,183
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(c)	200	185,052
Citigroup, Inc.
4.45%, 09/29/27	240	232,727
(1 day SOFR + 0.53%), 1.28%, 11/03/25(c)	3,955	3,694,287
(1 day SOFR + 0.67%), 0.98%, 05/01/25(c)	3,190	3,030,537
(1 day SOFR + 0.69%), 0.78%, 10/30/24(c)	13,120	12,753,975
(1 day SOFR + 0.69%), 2.01%, 01/25/26(c)	5,430	5,112,417
(1 day SOFR + 0.77%), 1.46%, 06/09/27(c)	23,540	20,900,522
(1 day SOFR + 1.37%), 4.14%, 05/24/25(c)	7,095	6,968,466
(1 day SOFR + 1.53%), 3.29%, 03/17/26(c)	9,120	8,738,571

Security	Par (000)	Value

Financial Services (continued)
Citigroup, Inc. (continued)
(1 day SOFR + 1.55%), 5.61%, 09/29/26(c)	$11,390	$11,474,886
(1 day SOFR + 1.67%), 1.68%, 05/15/24(c)	1,960	1,951,944
(1 day SOFR + 2.84%), 3.11%, 04/08/26(c)	4,485	4,287,821
(3 mo. LIBOR US + 1.02%), 4.04%, 06/01/24(c)	50	49,830
(3 mo. Term SOFR + 1.16%), 3.35%, 04/24/25(c)	2,725	2,655,790
CME Group, Inc., 2.65%, 03/15/32	250	216,881
Credit Acceptance Corp., 6.63%, 03/15/26	360	335,832
Deutsche Bank AG
4.16%, 05/13/25	9,485	9,047,836
(1 day SOFR + 1.22%), 2.31%, 11/16/27(c)	3,725	3,156,691
(1 day SOFR + 1.32%), 2.55%, 01/07/28(c)	1,100	933,489
(1 day SOFR + 3.19%), 6.12%, 07/14/26(c)	3,025	2,928,938
(5 year USD Swap + 2.25%), 4.30%, 05/24/28(c)	2,650	2,613,866
Series E, 0.96%, 11/08/23	3,265	3,117,270
Deutsche Bank AG/New York(c)
(1 day SOFR + 3.18%), 6.72%, 01/18/29	9,250	9,185,351
(1 day SOFR + 3.65%), 7.08%, 02/10/34	2,890	2,680,250
Goldman Sachs Group, Inc.
3.63%, 02/20/24	9,950	9,801,333
5.70%, 11/01/24	7,665	7,719,310
3.50%, 01/23/25	1,060	1,029,864
3.50%, 04/01/25	2,895	2,811,054
3.75%, 05/22/25	75	72,834
4.25%, 10/21/25	8,100	7,858,367
3.75%, 02/25/26	75	72,906
3.50%, 11/16/26	35	33,426
2.60%, 02/07/30	3,090	2,651,673
3.80%, 03/15/30	900	838,053
(1 day SOFR + 0.51%), 0.66%, 09/10/24(c)	16,270	15,902,034
(1 day SOFR + 0.61%), 0.86%, 02/12/26(c)	3,505	3,207,891
(1 day SOFR + 0.73%), 1.76%, 01/24/25(c)	15,430	14,933,472
(1 day SOFR + 0.80%), 1.43%, 03/09/27(c)	14,780	13,225,139
(1 day SOFR + 1.09%), 1.99%, 01/27/32(c)	4,190	3,347,073
(1 day SOFR + 1.25%), 2.38%, 07/21/32(c)	10,490	8,516,667
(1 day SOFR + 1.28%), 2.62%, 04/22/32(c)	1,545	1,286,969
(1 day SOFR + 1.51%), 4.39%, 06/15/27(c)	5,985	5,846,507
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(c)	3,015	2,832,168
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(c)	125	121,266
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(c)	250	239,574
Series VAR, (1 day SOFR + 0.79%), 1.09%, 12/09/26(c)	6,100	5,462,882
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(a)	3,250	3,298,750
HSBC Holdings PLC
4.25%, 08/18/25	500	475,502
(1 day SOFR + 0.58%), 1.16%, 11/22/24(c)	5,975	5,798,077
(1 day SOFR + 0.71%), 0.98%, 05/24/25(c)	3,670	3,453,798
(1 day SOFR + 1.19%), 2.80%, 05/24/32(c)	4,383	3,579,173
(1 day SOFR + 1.43%), 3.00%, 03/10/26(c)	13,635	12,860,117
(1 day SOFR + 1.51%), 4.18%, 12/09/25(c)	15,635	15,184,791
(1 day SOFR + 1.54%), 1.65%, 04/18/26(c)	1,225	1,118,730
(1 day SOFR + 1.97%), 6.16%, 03/09/29(c)	9,305	9,566,467
(1 day SOFR + 2.61%), 5.21%, 08/11/28(c)	15,205	15,049,975
(1 day SOFR + 4.25%), 8.11%, 11/03/33(c)	7,870	8,813,809
Intercontinental Exchange, Inc.
3.65%, 05/23/25	4,060	3,995,682
1.85%, 09/15/32	2,195	1,719,144
JPMorgan Chase & Co.
3.30%, 04/01/26	289	278,678
(1 day SOFR + 0.61%), 1.56%, 12/10/25(c)	9,540	8,946,504
(1 day SOFR + 0.77%), 1.47%, 09/22/27(c)	22,140	19,525,460

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
JPMorgan Chase & Co. (continued)
(1 day SOFR + 0.80%), 1.05%, 11/19/26(c)	$8,505	$7,589,592
(1 day SOFR + 0.92%), 2.60%, 02/24/26(c)	21,045	19,944,311
(1 day SOFR + 0.98%), 3.85%, 06/14/25(c)	15,774	15,467,227
(1 day SOFR + 1.16%), 2.30%, 10/15/25(c)	4,160	3,977,927
(1 day SOFR + 1.85%), 2.08%, 04/22/26(c)	428	400,493
(1 day SOFR + 1.99%), 4.85%, 07/25/28(c)	19,310	19,275,427
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(c)	3,150	3,119,276
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(c)	8,650	8,464,740
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(c)	1,300	1,262,469
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(c)	35	33,812
(3 mo. Term SOFR + 1.59%), 2.01%, 03/13/26(c)	852	802,967
Lloyds Banking Group PLC
4.58%, 12/10/25	3,110	2,935,249
(1 year CMT + 0.55%), 0.70%, 05/11/24(c)	5,135	5,102,652
(1 year CMT + 1.75%), 4.72%, 08/11/26(c)	5,380	5,237,231
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(c)	4,132	3,778,321
MGIC Investment Corp., 5.25%, 08/15/28	4,000	3,802,000
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24	6,065	5,945,255
(1 year CMT + 0.45%), 0.96%, 10/11/25(c)	6,325	5,890,699
(1 year CMT + 0.55%), 0.95%, 07/19/25(c)	8,640	8,135,607
(1 year CMT + 0.67%), 1.64%, 10/13/27(c)	14,770	12,977,895
(1 year CMT + 0.83%), 2.34%, 01/19/28(c)	2,585	2,321,239
(1 year CMT + 1.55%), 5.06%, 09/12/25(c)	5,470	5,432,430
(1 year CMT + 1.70%), 4.79%, 07/18/25(c)	11,005	10,896,784
Mizuho Financial Group, Inc.(c)
(1 day SOFR + 0.87%), 0.85%, 09/08/24	3,330	3,260,163
(1 day SOFR + 1.25%), 1.24%, 07/10/24	2,490	2,459,195
(1 year CMT + 0.75%), 1.55%, 07/09/27	5,780	5,102,907
(1 year CMT + 0.90%), 2.65%, 05/22/26	2,910	2,741,915
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24	2,823	2,799,511
Morgan Stanley(c)
(1 day SOFR + 0.72%), 0.99%, 12/10/26	12,180	10,855,347
(1 day SOFR + 0.86%), 1.51%, 07/20/27	4,585	4,074,569
(1 day SOFR + 0.88%), 1.59%, 05/04/27	8,640	7,742,845
(1 day SOFR + 1.14%), 2.70%, 01/22/31	2,090	1,799,918
(1 day SOFR + 1.18%), 2.24%, 07/21/32	1,685	1,351,974
(1 day SOFR + 1.67%), 4.68%, 07/17/26	14,965	14,767,790
(1 day SOFR + 1.99%), 2.19%, 04/28/26	8,810	8,266,058
(1 day SOFR + 3.12%), 3.62%, 04/01/31	13,680	12,509,923
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28	325	306,985
Series I, (1 day SOFR + 0.75%), 0.86%, 10/21/25.	3,590	3,329,806
Nationstar Mortgage Holdings, Inc.(a)
6.00%, 01/15/27	1,090	989,175
5.50%, 08/15/28	640	548,800
5.13%, 12/15/30	1,455	1,118,058
5.75%, 11/15/31	3,950	3,063,870
NatWest Group PLC(c)
(1 year CMT + 2.15%), 2.36%, 05/22/24	470	467,538
(1 year CMT + 2.27%), 5.52%, 09/30/28	2,325	2,303,708
PennyMac Financial Services, Inc., 5.75%, 09/15/31(a)	750	593,932
Radian Group, Inc., 6.63%, 03/15/25	2,095	2,086,243
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	341,279
1.47%, 07/08/25	7,252	6,640,730
5.46%, 01/13/26	5,130	5,179,320
1.40%, 09/17/26	7,800	6,833,135
2.17%, 01/14/27	2,735	2,449,223

Security	Par (000)	Value

Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.52%, 01/13/28	$5,590	$5,683,877
5.71%, 01/13/30	4,630	4,780,558
5.77%, 01/13/33	6,130	6,401,966
UniCredit SpA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(c)	3,625	2,986,145
United Wholesale Mortgage LLC(a)
5.75%, 06/15/27	605	538,367
5.50%, 04/15/29	2,010	1,678,350

		875,604,569

Food Products — 0.1%
Aramark Services, Inc., 5.00%, 02/01/28(a)	500	473,233
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	4,497	4,384,575
Hershey Co., 0.90%, 06/01/25	2,922	2,697,887
Mondelez International, Inc.
1.50%, 05/04/25	585	547,507
2.63%, 03/17/27	2,070	1,934,803

		10,038,005

Gas Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc.,
4.50%, 03/15/29(a)	395	352,683

Ground Transportation — 0.1%
Kansas City Southern, 2.88%, 11/15/29	45	40,341
Union Pacific Corp.
3.75%, 07/15/25	2,805	2,765,213
2.75%, 03/01/26	3,690	3,521,359

		6,326,913

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 3.40%, 11/30/23	70	69,333
Becton Dickinson and Co.
3.70%, 06/06/27	3,650	3,526,470
4.30%, 08/22/32	285	275,369
DH Europe Finance II SARL, 2.60%, 11/15/29	68	60,830
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,853,277
Hologic, Inc.(a)
4.63%, 02/01/28	1,000	970,720
3.25%, 02/15/29	2,315	2,059,580
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	6,910	6,558,634

		20,374,213

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(a)
5.50%, 07/01/28	5,115	4,955,156
5.00%, 04/15/29	2,100	1,974,000
Aetna, Inc., 3.50%, 11/15/24	3,118	3,043,217
AmerisourceBergen Corp.
3.25%, 03/01/25	4,875	4,719,367
3.45%, 12/15/27	849	803,812
Elevance Health, Inc.
3.35%, 12/01/24	700	683,390
2.38%, 01/15/25	95	90,941
HCA, Inc.
5.25%, 04/15/25	2,940	2,938,110
5.88%, 02/15/26	100	101,481
5.25%, 06/15/26	10,950	10,959,939
5.38%, 09/01/26	10	10,036
5.63%, 09/01/28	110	111,278
3.50%, 09/01/30	3,740	3,331,181

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Humana, Inc.
0.65%, 08/03/23	$4,743	$4,675,883
3.85%, 10/01/24	1,078	1,059,714
4.50%, 04/01/25	893	885,096
5.75%, 03/01/28	9,550	9,918,050
McKesson Corp.
0.90%, 12/03/25	2,515	2,273,498
5.25%, 02/15/26	17,415	17,461,614
Medline Borrower LP, 5.25%, 10/01/29(a)	1,985	1,722,211
ModivCare, Inc., 5.88%, 11/15/25(a)	6,205	5,949,044
Molina Healthcare, Inc.(a)
4.38%, 06/15/28	1,520	1,414,041
3.88%, 11/15/30	2,000	1,745,035
Teleflex, Inc.
4.63%, 11/15/27	250	244,194
4.25%, 06/01/28(a)	75	71,319
Tenet Healthcare Corp.
4.63%, 07/15/24	124	122,316
4.88%, 01/01/26	600	588,216
6.25%, 02/01/27	100	98,339
5.13%, 11/01/27	300	288,015
4.63%, 06/15/28	2,514	2,318,813
6.13%, 10/01/28	1,938	1,857,418
6.13%, 06/15/30(a)	900	887,850
UnitedHealth Group, Inc.
3.75%, 07/15/25	3,000	2,963,389
3.10%, 03/15/26	50	48,332
3.70%, 05/15/27	7,040	6,886,068
5.25%, 02/15/28	12,570	13,070,634
3.85%, 06/15/28	2,200	2,149,852
4.25%, 01/15/29	9,220	9,151,940
5.30%, 02/15/30	36,090	38,030,597
2.00%, 05/15/30	3,585	3,064,559
4.50%, 04/15/33	8,080	8,033,510

		170,701,455

Health Care Technology — 0.1%
Charles River Laboratories International, Inc.(a)
4.25%, 05/01/28	3,025	2,831,052
4.00%, 03/15/31	2,000	1,749,989
IQVIA, Inc.(a)
5.00%, 10/15/26	1,200	1,173,000
5.00%, 05/15/27	1,000	982,590
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	3,095	2,770,934

		9,507,565

Hotels, Restaurants & Leisure — 0.9%
Boyd Gaming Corp., 4.75%, 12/01/27	1,625	1,558,537
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(a)
5.75%, 04/15/25	1,875	1,881,834
3.88%, 01/15/28	4,510	4,194,300
4.38%, 01/15/28	1,550	1,430,882
4.00%, 10/15/30	10,890	9,338,175
Caesars Entertainment, Inc., 7.00%, 02/15/30(a)	2,680	2,726,900
Cedar Fair LP, 5.25%, 07/15/29	15	13,985
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)	310	309,805
Choice Hotels International, Inc., 3.70%, 12/01/29	713	640,310

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc., 3.85%, 05/01/27	$10	$9,672
Dave & Buster’s, Inc., 7.63%, 11/01/25(a)	128	130,442
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	3,460	3,377,865
5.38%, 04/15/26	6,157	5,975,057
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(a)	45	44,916
4.88%, 01/15/30	3,375	3,232,777
4.00%, 05/01/31(a)	1,585	1,387,984
3.63%, 02/15/32(a)	3,000	2,531,250
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Esc(a)
5.00%, 06/01/29	270	239,810
4.88%, 07/01/31	665	567,917
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	49,321
International Game Technology PLC(a)
4.13%, 04/15/26	525	506,756
5.25%, 01/15/29	1,565	1,498,487
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	625	607,031
Marriott International, Inc.
5.00%, 10/15/27	2,480	2,485,129
4.90%, 04/15/29	605	599,699
Series EE, 5.75%, 05/01/25	170	171,149
Marriott Ownership Resorts, Inc., 4.50%, 06/15/29(a) .	780	663,975
McDonald’s Corp.
1.45%, 09/01/25	105	97,767
4.60%, 09/09/32	15,550	15,734,918
MGM Resorts International
6.75%, 05/01/25	500	503,896
5.50%, 04/15/27	98	95,072
4.75%, 10/15/28	500	465,477
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	360	312,960
Scientific Games International, Inc.(a)
8.63%, 07/01/25	790	808,763
7.00%, 05/15/28	1,100	1,089,000
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)	1,000	985,002
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)	629	635,501
Starbucks Corp., 3.55%, 08/15/29	40	38,088
Travel & Leisure Co.
5.65%, 04/01/24	100	99,692
6.00%, 04/01/27	300	297,615
4.63%, 03/01/30(a)	100	85,580
Vail Resorts, Inc., 6.25%, 05/15/25(a)	1,000	1,002,340
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a).	1,000	921,232
Wynn Macau Ltd.(a)
5.63%, 08/26/28	605	514,250
5.13%, 12/15/29	400	322,000
Yum! Brands, Inc.
4.75%, 01/15/30(a)	800	764,312
4.63%, 01/31/32	9,822	9,134,460

		80,081,890

Household Durables — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)	285	250,507
Meritage Homes Corp.
6.00%, 06/01/25	1,500	1,511,438
5.13%, 06/06/27	2,100	2,042,250

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
NVR, Inc., 3.00%, 05/15/30	$3,220	$2,832,114
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)	100	98,103
Tempur Sealy International, Inc.(a)
4.00%, 04/15/29	450	395,901
3.88%, 10/15/31	2,600	2,171,000
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/24	50	49,750
Tri Pointe Homes, Inc., 5.70%, 06/15/28	1,450	1,395,190

		10,746,253

Independent Power and Renewable Electricity Producers — 0.0%
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	1,580	1,508,900
NRG Energy, Inc.
6.63%, 01/15/27	30	29,935
5.25%, 06/15/29(a)	900	835,529
TerraForm Power Operating LLC, 5.00%, 01/31/28(a)	75	71,253

		2,445,617

Industrial Conglomerates — 0.0%
Carlisle Cos., Inc., 0.55%, 09/01/23	2,780	2,719,277
Trinity Industries, Inc., 4.55%, 10/01/24	500	483,629

		3,202,906

Insurance — 1.1%
Aflac, Inc.
1.13%, 03/15/26	2,360	2,137,841
3.60%, 04/01/30	893	840,079
Aon Corp., 2.80%, 05/15/30	405	357,892
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	459,613
Assurant, Inc., 4.90%, 03/27/28	10,670	10,486,671
Athene Holding Ltd., 3.50%, 01/15/31	3,945	3,278,771
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,005	1,952,621
Brown & Brown, Inc., 4.50%, 03/15/29	4,320	4,161,876
Corebridge Financial, Inc., 3.50%, 04/04/25(a)	4,700	4,514,758
Enstar Group Ltd., 3.10%, 09/01/31	10,905	8,399,457
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	1,005	845,252
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	1,015	1,011,985
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24	7,965	7,851,214
3.50%, 03/10/25	2,200	2,142,623
4.38%, 03/15/29	8,460	8,383,824
2.25%, 11/15/30	4,215	3,557,327
2.38%, 12/15/31	7,610	6,297,045
NMI Holdings, Inc., 7.38%, 06/01/25(a)	3,000	3,003,923
Principal Financial Group, Inc., 5.38%, 03/15/33	3,065	3,066,765
Progressive Corp., 2.50%, 03/15/27	20,065	18,497,854
Willis North America, Inc.
4.65%, 06/15/27	5,120	5,038,026
4.50%, 09/15/28	130	125,792
2.95%, 09/15/29	995	876,432

		97,287,641

Interactive Media & Services — 0.3%
Baidu, Inc., 1.72%, 04/09/26	2,170	1,962,635
Cogent Communications Group, Inc., 3.50%, 05/01/26(a)	1,500	1,398,750
eBay, Inc., 1.90%, 03/11/25	3,240	3,063,578
Meta Platforms, Inc. 3.50%, 08/15/27	18,990	18,340,793

Security	Par (000)	Value

Interactive Media & Services (continued)
Meta Platforms, Inc. (continued)
3.85%, 08/15/32	$2,210	$2,067,760
Netflix, Inc.
5.88%, 11/15/28	900	945,765
5.38%, 11/15/29(a)	500	507,968
4.88%, 06/15/30(a)	1,000	995,545

		29,282,794

Internet Software & Services — 0.2%
Booking Holdings, Inc., 4.63%, 04/13/30	153	152,903
Gen Digital, Inc., 5.00%, 04/15/25(a)	750	736,489
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	1,000	973,115
Match Group Holdings II LLC(a)
4.63%, 06/01/28	2,335	2,168,561
5.63%, 02/15/29	35	32,908
4.13%, 08/01/30	1,930	1,661,730
3.63%, 10/01/31	2,465	2,005,955
Uber Technologies, Inc.(a)
7.50%, 05/15/25	395	400,065
8.00%, 11/01/26	550	563,876
7.50%, 09/15/27	2,500	2,577,775
VeriSign, Inc.
5.25%, 04/01/25	2,300	2,297,770
4.75%, 07/15/27	1,150	1,147,106
2.70%, 06/15/31	885	750,355

		15,468,608

IT Services — 1.4%
Camelot Finance SA, 4.50%, 11/01/26(a)	500	472,500
Fidelity National Information Services, Inc., 4.50%, 07/15/25	3,040	3,004,848
Fiserv, Inc.
5.45%, 03/02/28	950	970,295
5.60%, 03/02/33	4,100	4,252,216
Gartner, Inc.(a)
4.50%, 07/01/28	8,472	8,041,622
3.63%, 06/15/29	930	829,844
3.75%, 10/01/30	2,795	2,508,848
International Business Machines Corp.
3.00%, 05/15/24	150	147,224
4.00%, 07/27/25	31,280	30,926,942
3.45%, 02/19/26	7,585	7,373,618
3.30%, 05/15/26	16,600	16,010,462
2.20%, 02/09/27	5,120	4,726,812
4.15%, 07/27/27	19,620	19,405,752
KBR, Inc., 4.75%, 09/30/28(a)	6,000	5,361,666
Kyndryl Holdings, Inc., 2.70%, 10/15/28	250	209,298
McAfee Corp., 7.38%, 02/15/30(a)	900	754,645
Science Applications International Corp., 4.88%, 04/01/28(a)	170	158,290
Twilio, Inc., 3.88%, 03/15/31	2,000	1,697,040
Verisk Analytics, Inc., 4.00%, 06/15/25	9,035	8,820,310
Ziff Davis, Inc., 4.63%, 10/15/30(a)	10,877	9,384,233

		125,056,465

Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	136,313

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.10%, 06/04/30	$600	$501,430
2.30%, 03/12/31	750	628,610

		1,130,040

Machinery — 0.6%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	3,970	3,888,982
3.40%, 05/13/25	7,225	7,077,551
3.65%, 08/12/25	5,000	4,909,602
0.80%, 11/13/25	7,235	6,601,516
3.60%, 08/12/27	5,000	4,892,193
Deere & Co., 2.75%, 04/15/25	150	145,437
IDEX Corp., 2.63%, 06/15/31	4,980	4,200,606
John Deere Capital Corp.
3.40%, 06/06/25	15,465	15,153,293
1.05%, 06/17/26	3,880	3,502,875
Otis Worldwide Corp.
2.06%, 04/05/25	1,000	944,022
2.29%, 04/05/27	65	59,256
2.57%, 02/15/30	125	109,615
Terex Corp., 5.00%, 05/15/29(a)	3,050	2,838,056
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	2,305	2,200,425

		56,523,429

Media — 0.7%
Cable One, Inc., 4.00%, 11/15/30(a)	275	223,842
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27	250	236,250
5.00%, 02/01/28	100	92,250
5.38%, 06/01/29	100	91,825
6.38%, 09/01/29	900	859,500
4.50%, 08/15/30	810	684,450
4.25%, 02/01/31	420	343,417
7.38%, 03/01/31	3,740	3,681,562
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(a)	5,244	4,749,491
DISH DBS Corp.
7.75%, 07/01/26	1,075	709,500
7.38%, 07/01/28	2,010	1,147,027
FactSet Research Systems, Inc., 2.90%, 03/01/27	9,015	8,371,588
Fox Corp., 4.03%, 01/25/24	35	34,619
Frontier Communications Holdings LLC(a)
5.88%, 10/15/27	85	77,274
5.00%, 05/01/28	2,275	1,974,154
6.75%, 05/01/29	165	130,763
GCI LLC, 4.75%, 10/15/28(a)	6,660	5,745,782
Hughes Satellite Systems Corp.
5.25%, 08/01/26	135	128,061
6.63%, 08/01/26	4,309	4,079,944
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	430	356,870
Lamar Media Corp.
4.00%, 02/15/30	250	221,425
3.63%, 01/15/31	135	116,100
Nexstar Media, Inc.(a)
5.63%, 07/15/27	3,750	3,465,114
4.75%, 11/01/28	700	622,559
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)	6,145	5,591,950

Security	Par (000)	Value

Media (continued)
TEGNA, Inc.
4.75%, 03/15/26(a)	$2,570	$2,437,906
4.63%, 03/15/28	3,590	3,132,275
5.00%, 09/15/29	5,385	4,654,282
Thomson Reuters Corp., 4.30%, 11/23/23	4,980	4,938,107
Univision Communications, Inc.(a)
5.13%, 02/15/25	15	14,733
6.63%, 06/01/27	900	853,380
7.38%, 06/30/30	2,500	2,363,600
Videotron Ltd., 5.13%, 04/15/27(a)	500	482,610
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	695	574,438
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	1,800	1,599,750
WMG Acquisition Corp., 3.00%, 02/15/31(a)	1,575	1,316,732

		66,103,130

Metals & Mining — 0.8%
Arconic Corp.(a)
6.00%, 05/15/25	500	500,000
6.13%, 02/15/28	2,000	1,967,415
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	23,560	23,845,151
4.90%, 02/28/33	5,350	5,458,252
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	2,664	2,643,647
Compass Minerals International, Inc., 6.75%, 12/01/27(a)	475	452,221
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	1,485	1,426,046
Freeport-McMoRan, Inc.
5.00%, 09/01/27	75	73,371
4.13%, 03/01/28	975	918,021
4.38%, 08/01/28	240	224,988
5.25%, 09/01/29	50	49,027
4.25%, 03/01/30	750	693,837
Mineral Resources Ltd.(a)
8.13%, 05/01/27	1,671	1,695,981
8.50%, 05/01/30	3,000	3,078,825
Nucor Corp., 3.13%, 04/01/32	3,125	2,763,035
Reliance Steel & Aluminum Co.
1.30%, 08/15/25	6,690	6,144,984
2.15%, 08/15/30	2,000	1,679,057
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	699	787,545
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	8,870	9,122,482
Southern Copper Corp., 3.88%, 04/23/25	200	193,350
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	555	483,216
Taseko Mines Ltd., 7.00%, 02/15/26(a)	8,344	7,570,088

		71,770,539

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(a)	1,827	1,830,435

Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24	45	44,100
5.50%, 05/20/25	2,500	2,398,031
5.75%, 05/20/27	100	94,124
National Fuel Gas Co., 5.20%, 07/15/25	12,563	12,549,833
NiSource, Inc., 0.95%, 08/15/25	4,330	3,939,202
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,581,268

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	$50	$46,442
Southwest Gas Corp.
2.20%, 06/15/30	25	20,630
4.05%, 03/15/32	2,995	2,753,935

		23,427,565

Offshore Drilling & Other Services(a) — 0.0%
Entegris, Inc.
4.38%, 04/15/28	2,325	2,100,469
3.63%, 05/01/29	1,575	1,359,477

		3,459,946

Oil, Gas & Consumable Fuels — 5.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	210	206,056
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)
5.75%, 01/15/28	6,500	6,240,000
5.38%, 06/15/29	8,150	7,670,296
Antero Resources Corp., 5.38%, 03/01/30(a)	5,106	4,749,856
Apache Corp.
4.25%, 01/15/30	3,745	3,417,313
5.10%, 09/01/40	4,250	3,601,875
4.75%, 04/15/43	3,000	2,251,970
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
8.25%, 12/31/28	385	372,383
5.88%, 06/30/29	380	335,350
Baytex Energy Corp., 8.75%, 04/01/27(a)	5,365	5,493,867
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)	925	867,826
Calumet Specialty Products Partners LP/Calumet Finance Corp.(a)
11.00%, 04/15/25	2,675	2,754,109
8.13%, 01/15/27	200	190,337
Canadian Natural Resources Ltd.
3.80%, 04/15/24	16,688	16,406,553
2.05%, 07/15/25	4,231	3,952,744
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	7,492	7,545,566
5.13%, 06/30/27	5,147	5,150,911
3.70%, 11/15/29	1,660	1,527,960
Chevron Corp.
1.55%, 05/11/25	1,480	1,395,652
2.95%, 05/16/26	15,010	14,453,197
2.00%, 05/11/27	140	128,231
2.24%, 05/11/30	170	150,311
Chevron USA, Inc.
1.02%, 08/12/27	6,130	5,398,214
3.85%, 01/15/28	910	897,951
Chord Energy Corp., 6.38%, 06/01/26(a)	8,297	8,217,930
Civitas Resources, Inc., 5.00%, 10/15/26(a)	385	361,904
CNX Resources Corp.(a)
7.25%, 03/14/27	219	217,947
6.00%, 01/15/29	5,685	5,315,475
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	15,510	15,311,283
Comstock Resources, Inc., 6.75%, 03/01/29(a)	1,645	1,505,241
Continental Resources, Inc.
4.50%, 04/15/23	61	60,924
2.27%, 11/15/26(a)	1,060	941,367

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc. (continued) 4.38%, 01/15/28	$910	$857,857
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(a)
5.63%, 05/01/27	4,250	4,094,492
6.00%, 02/01/29	5,910	5,626,261
CVR Energy, Inc., 5.25%, 02/15/25(a)	500	479,962
DCP Midstream Operating LP
5.38%, 07/15/25	2,130	2,119,524
5.13%, 05/15/29	3,500	3,445,348
8.13%, 08/16/30	1,000	1,134,936
6.75%, 09/15/37(a)	50	54,237
5.60%, 04/01/44	610	580,400
Diamondback Energy, Inc., 6.25%, 03/15/33	545	575,944
DT Midstream, Inc.(a)
4.13%, 06/15/29	1,000	876,702
4.38%, 06/15/31	1,000	871,190
Dycom Industries, Inc., 4.50%, 04/15/29(a)	495	446,738
Enbridge, Inc.
1.60%, 10/04/26	5,000	4,485,937
4.25%, 12/01/26	6,100	5,992,072
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(a)	2,000	1,985,000
Energy Transfer LP
4.05%, 03/15/25	2,495	2,447,102
2.90%, 05/15/25	5,200	4,955,560
5.75%, 02/15/33	10,760	11,020,177
EnLink Midstream LLC
5.63%, 01/15/28(a)	2,385	2,337,300
5.38%, 06/01/29	3,700	3,561,250
EnLink Midstream Partners LP
4.85%, 07/15/26	1,200	1,155,000
5.45%, 06/01/47	800	637,584
Enterprise Products Operating LLC, 3.75%, 02/15/25	3,410	3,344,074
EQM Midstream Partners LP
4.13%, 12/01/26	696	632,065
7.50%, 06/01/27(a)	5,000	5,019,900
EQT Corp.
6.13%, 02/01/25	775	779,609
5.68%, 10/01/25	5,975	5,957,087
3.90%, 10/01/27	2,860	2,688,171
5.00%, 01/15/29	880	834,393
7.00%, 02/01/30	1,340	1,402,551
3.63%, 05/15/31(a)	855	741,125
Exxon Mobil Corp.
2.02%, 08/16/24	300	289,700
2.99%, 03/19/25	950	924,768
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25	1,183	1,145,911
8.00%, 01/15/27	2,935	2,902,304
7.75%, 02/01/28	2,000	1,939,137
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	400	383,806
6.88%, 01/15/29	3,970	3,691,108
Harbour Energy PLC, 5.50%, 10/15/26(a)	2,410	2,108,750
Harvest Midstream I LP, 7.50%, 09/01/28(a)	1,355	1,351,369
Hess Corp., 4.30%, 04/01/27	1,255	1,225,037

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP(a)
5.63%, 02/15/26	$1,200	$1,187,880
5.13%, 06/15/28	1,050	996,935
4.25%, 02/15/30	2,730	2,438,163
5.50%, 10/15/30	1,260	1,171,631
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
6.25%, 11/01/28	120	113,879
6.00%, 02/01/31	1,065	980,586
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28(a)	7,733	7,219,344
Kinder Morgan Energy Partners LP, 3.50%, 09/01/23	5,430	5,392,848
Kinder Morgan, Inc.
5.63%, 11/15/23(a)	681	680,366
1.75%, 11/15/26	3,850	3,469,790
7.75%, 01/15/32	1,645	1,912,723
5.20%, 06/01/33	3,305	3,283,504
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)	2,000	1,944,700
Marathon Petroleum Corp.
3.63%, 09/15/24	3,720	3,664,366
4.70%, 05/01/25	4,690	4,680,612
MasTec, Inc., 6.63%, 08/15/29(a)	1,491	1,334,445
MEG Energy Corp.(a)
7.13%, 02/01/27	3,250	3,315,305
5.88%, 02/01/29	5,525	5,321,873
MPLX LP
4.88%, 12/01/24	10,443	10,378,616
4.88%, 06/01/25	33,605	33,358,846
1.75%, 03/01/26	8,000	7,300,901
4.13%, 03/01/27	4,000	3,877,417
4.25%, 12/01/27	12,830	12,423,500
2.65%, 08/15/30	5,510	4,672,594
5.00%, 03/01/33	4,765	4,662,887
Murphy Oil Corp.
5.75%, 08/15/25	16	15,801
5.88%, 12/01/27	1,462	1,423,890
6.38%, 07/15/28	3,580	3,527,564
6.13%, 12/01/42	1,300	1,077,076
Murphy Oil USA, Inc.
5.63%, 05/01/27	500	483,889
4.75%, 09/15/29	900	819,819
3.75%, 02/15/31(a)	815	686,662
Nabors Industries, Inc., 7.38%, 05/15/27(a)	235	230,154
New Fortress Energy, Inc.(a)
6.75%, 09/15/25	4,015	3,864,438
6.50%, 09/30/26	7,500	6,900,000
Northern Oil & Gas, Inc., 8.13%, 03/01/28(a)	4,255	4,220,747
Occidental Petroleum Corp.
8.50%, 07/15/27	265	291,500
8.88%, 07/15/30	415	482,703
6.63%, 09/01/30	4,500	4,739,265
6.13%, 01/01/31	3,340	3,465,250
6.45%, 09/15/36	4,200	4,416,006
ONEOK Partners LP, 4.90%, 03/15/25	520	516,615
ONEOK, Inc.
2.75%, 09/01/24	155	149,940
2.20%, 09/15/25	6,880	6,375,673
5.85%, 01/15/26	8,156	8,276,025
4.00%, 07/13/27	15,600	14,899,069

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
6.35%, 01/15/31	$2,330	$2,442,234
Ovintiv Exploration, Inc., 5.38%, 01/01/26	605	606,037
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)	160	150,367
PDC Energy, Inc.
6.13%, 09/15/24	1,500	1,492,500
5.75%, 05/15/26	5,000	4,867,250
Permian Resources Operating LLC, 5.88%,
07/01/29(a)	1,510	1,429,804
Pioneer Natural Resources Co.
0.55%, 05/15/23	1,485	1,476,713
5.10%, 03/29/26	1,070	1,074,450
Range Resources Corp., 8.25%, 01/15/29	475	500,610
ROCC Holdings LLC, 9.25%, 08/15/26(a)	200	210,726
Rockcliff Energy II LLC, 5.50%, 10/15/29(a)	670	593,798
Shell International Finance BV, 2.00%, 11/07/24	790	759,157
SM Energy Co.
5.63%, 06/01/25	1,917	1,858,715
6.50%, 07/15/28	4,390	4,189,200
Southwestern Energy Co.
5.70%, 01/23/25	365	365,179
8.38%, 09/15/28	2,265	2,381,296
5.38%, 02/01/29	310	292,175
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27	100	98,729
5.88%, 03/15/28	5,750	5,520,000
4.50%, 05/15/29	1,990	1,826,462
4.50%, 04/30/30	1,761	1,592,596
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)
5.50%, 01/15/28	650	594,336
6.00%, 12/31/30	755	674,766
Talos Production, Inc., 12.00%, 01/15/26	2,720	2,906,891
Targa Resources Corp.
5.20%, 07/01/27	9,680	9,599,060
4.20%, 02/01/33	2,315	2,082,786
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	1,174	1,196,968
5.00%, 01/15/28	4,159	4,021,274
6.88%, 01/15/29	200	203,844
5.50%, 03/01/30	350	342,031
4.88%, 02/01/31	8,140	7,616,473
4.00%, 01/15/32	1,630	1,420,610
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	9,646	10,332,306
3.25%, 05/15/30	1,100	996,189
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)	158	155,269
Transocean, Inc.
11.50%, 01/30/27(a)	500	516,400
8.00%, 02/01/27(a)	120	107,879
8.75%, 02/15/30(a)	3,012	3,072,240
7.50%, 04/15/31	310	235,600
6.80%, 03/15/38	200	138,426
Valero Energy Corp., 2.80%, 12/01/31	2,000	1,681,473
Williams Cos., Inc.
4.30%, 03/04/24	4,875	4,824,937

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (continued)
4.00%, 09/15/25	$3,000	$2,929,679
2.60%, 03/15/31	10,710	9,007,086

		515,222,355

Passenger Airlines — 0.3%
American Airlines Group, Inc., 3.75%, 03/01/25(a)	1,455	1,335,035
American Airlines, Inc., 11.75%, 07/15/25(a)	2,910	3,183,656
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
5.50%, 04/20/26	625	615,070
5.75%, 04/20/29	8,421	8,077,726
Delta Air Lines, Inc., 7.38%, 01/15/26	3,125	3,251,687
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)	543	544,357
United Airlines Holdings, Inc., 4.88%, 01/15/25	525	511,828
United Airlines, Inc.(a)
4.38%, 04/15/26	1,040	994,982
4.63%, 04/15/29	12,577	11,375,914

		29,890,255

Personal Care Products — 0.0%
Coty, Inc., 5.00%, 04/15/26(a)	1,465	1,413,495

Pharmaceuticals — 1.1%
AbbVie, Inc.
2.60%, 11/21/24	8,417	8,123,325
3.80%, 03/15/25	1,730	1,701,782
3.60%, 05/14/25	4,680	4,590,665
3.20%, 05/14/26	16,594	16,021,859
2.95%, 11/21/26	3,818	3,632,781
Astrazeneca Finance LLC, 1.20%, 05/28/26	6,420	5,846,394
AstraZeneca PLC
3.50%, 08/17/23	100	99,353
3.38%, 11/16/25	1,150	1,124,302
0.70%, 04/08/26	1,200	1,079,923
3.13%, 06/12/27	5,300	5,054,074
Bausch Health Cos., Inc., 11.00%, 09/30/28(a)	3,042	2,238,425
Bristol-Myers Squibb Co.
3.90%, 02/20/28	2,426	2,379,496
1.45%, 11/13/30	1,670	1,362,833
Cigna Corp., 1.25%, 03/15/26	7,950	7,204,352
Cigna Group, 5.40%, 03/15/33	2,840	2,948,555
CVS Health Corp.
2.63%, 08/15/24	85	82,400
6.25%, 06/01/27	1,780	1,880,958
1.30%, 08/21/27	5,331	4,642,559
Eli Lilly and Co., 4.70%, 02/27/33	10,960	11,236,936
Merck & Co., Inc.
0.75%, 02/24/26	1,095	1,002,581
1.70%, 06/10/27	3,122	2,836,551
2.15%, 12/10/31	1,500	1,269,884
Novartis Capital Corp.
3.10%, 05/17/27	3,085	2,968,778
2.20%, 08/14/30	180	157,698
Viatris, Inc., 1.65%, 06/22/25	370	339,289
Zoetis, Inc.
3.00%, 09/12/27	11,280	10,631,981
3.90%, 08/20/28	250	243,218
2.00%, 05/15/30	2,215	1,862,159

		102,563,111

Security	Par (000)	Value

Real Estate — 0.1%
American Tower Corp., 3.13%, 01/15/27	$1,310	$1,219,655
Prologis LP, 4.75%, 06/15/33	3,435	3,413,041
VICI Properties LP/VICI Note Co., Inc., 5.75%, 02/01/27(a)	160	157,061

		4,789,757

Real Estate Management & Development — 0.3%
CBRE Services, Inc., 4.88%, 03/01/26	8,250	8,119,380
Howard Hughes Corp.(a)
5.38%, 08/01/28	2,250	2,048,872
4.38%, 02/01/31	1,730	1,392,650
Kennedy-Wilson, Inc.
4.75%, 02/01/30	5,000	3,688,850
5.00%, 03/01/31	4,250	3,118,627
Starwood Property Trust, Inc., 4.38%, 01/15/27(a)	399	329,758
VICI Properties LP, 5.13%, 05/15/32	4,553	4,289,563

		22,987,700

Retail REITs — 0.1%
Realty Income Corp.
5.05%, 01/13/26	3,730	3,715,949
5.63%, 10/13/32	1,905	1,978,142

		5,694,091

Semiconductors & Semiconductor Equipment — 1.2%
Amkor Technology, Inc., 6.63%, 09/15/27(a)	600	600,072
Analog Devices, Inc.
2.95%, 04/01/25	80	77,318
3.50%, 12/05/26	1,849	1,794,877
1.70%, 10/01/28	1,770	1,539,232
2.10%, 10/01/31	1,335	1,124,122
Atkore, Inc., 4.25%, 06/01/31(a)	4,702	4,115,915
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24	9,310	9,173,467
3.88%, 01/15/27	23,025	22,258,327
Broadcom, Inc.
3.15%, 11/15/25	520	497,530
3.46%, 09/15/26	19,619	18,748,309
1.95%, 02/15/28(a)	2,460	2,139,990
4.00%, 04/15/29(a)	8,000	7,483,377
Flex Ltd.
3.75%, 02/01/26	100	95,862
4.88%, 06/15/29	6,955	6,673,044
Honeywell International, Inc., 2.30%, 08/15/24	380	368,975
Intel Corp., 3.40%, 03/25/25	2,850	2,799,715
Jabil, Inc.
1.70%, 04/15/26	2,580	2,316,422
4.25%, 05/15/27	4,140	3,993,425
Microchip Technology, Inc., 4.25%, 09/01/25	1,210	1,191,319
Micron Technology, Inc.
4.98%, 02/06/26	1,663	1,659,120
6.75%, 11/01/29	350	371,812
4.66%, 02/15/30	550	528,056
NVIDIA Corp., 2.85%, 04/01/30	25	22,762
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	4,205	3,983,712
ON Semiconductor Corp., 3.88%, 09/01/28(a)	2,886	2,596,554
Sensata Technologies B.V., 5.00%, 10/01/25(a)	25	24,817
Sensata Technologies, Inc.(a)
4.38%, 02/15/30	1,275	1,161,728
3.75%, 02/15/31	500	437,500

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.
1.38%, 03/12/25	$315	$297,389
1.13%, 09/15/26	905	817,482
1.75%, 05/04/30	145	122,834
1.90%, 09/15/31	2,445	2,049,360
4.90%, 03/14/33	11,515	11,978,560

		113,042,984

Software — 0.5%
Activision Blizzard, Inc., 1.35%, 09/15/30	250	202,508
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)	2,440	2,217,350
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,649,722
Intuit, Inc.
1.35%, 07/15/27	805	715,084
1.65%, 07/15/30	438	364,344
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	3,260	2,799,464
Open Text Corp.(a)
3.88%, 02/15/28	305	272,213
3.88%, 12/01/29	685	576,615
Open Text Holdings, Inc., 4.13%, 12/01/31(a)	665	548,625
Oracle Corp.
3.40%, 07/08/24	1,710	1,675,212
2.95%, 11/15/24	6,000	5,827,334
1.65%, 03/25/26	4,960	4,556,691
4.65%, 05/06/30	2,120	2,064,296
2.88%, 03/25/31	3,315	2,836,652
4.90%, 02/06/33	4,380	4,290,065
PTC, Inc.(a)
3.63%, 02/15/25	50	48,221
4.00%, 02/15/28	1,045	976,517
Roper Technologies, Inc.
3.65%, 09/15/23	830	822,398
2.35%, 09/15/24	90	86,644
1.00%, 09/15/25	590	539,422
2.00%, 06/30/30	75	61,778
ServiceNow, Inc., 1.40%, 09/01/30	1,000	805,593
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	4,700	4,560,403
VMware, Inc.
1.00%, 08/15/24	2,425	2,288,599
4.50%, 05/15/25	540	533,207
4.65%, 05/15/27	2,000	1,969,102

		43,288,059

Specialized REITs — 0.0%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	900	873,000

Specialty Retail — 0.1%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25(a)	1,500	1,511,585
AutoZone, Inc., 4.50%, 02/01/28	3,325	3,295,960
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	24,613

		4,832,158

Technology Hardware, Storage & Peripherals — 0.3%
Adobe, Inc.
1.90%, 02/01/25	175	167,429
2.15%, 02/01/27	490	455,177
2.30%, 02/01/30	2,130	1,891,735
Apple, Inc.
1.80%, 09/11/24	340	327,757

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
1.40%, 08/05/28	$2,390	$2,093,959
3.35%, 08/08/32	2,195	2,069,614
Dell International LLC/EMC Corp.
4.00%, 07/15/24	810	799,048
5.85%, 07/15/25	2,720	2,764,598
6.10%, 07/15/27	4,285	4,500,810
Fortinet, Inc., 2.20%, 03/15/31	750	623,392
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	8,190	8,293,263
6.10%, 04/01/26	4,600	4,642,061
Western Digital Corp., 4.75%, 02/15/26	940	901,887

		29,530,730

Tobacco — 1.7%
Altria Group, Inc.
2.35%, 05/06/25	21,059	19,993,163
2.63%, 09/16/26	13,420	12,521,401
4.80%, 02/14/29	70	69,443
3.40%, 05/06/30	265	235,643
BAT Capital Corp.
3.22%, 08/15/24	9,282	9,001,499
3.56%, 08/15/27	11,220	10,430,464
2.26%, 03/25/28	2,986	2,560,043
4.91%, 04/02/30	4,479	4,325,016
7.75%, 10/19/32	2,315	2,564,254
BAT International Finance PLC
3.95%, 06/15/25(a)	660	641,723
1.67%, 03/25/26	5,000	4,549,967
4.45%, 03/16/28	3,020	2,870,527
Philip Morris International, Inc.
2.13%, 05/10/23	500	498,221
2.88%, 05/01/24	500	490,325
3.25%, 11/10/24	25	24,420
5.13%, 11/15/24	6,630	6,672,590
1.50%, 05/01/25	630	589,264
0.88%, 05/01/26	8,000	7,172,649
3.13%, 08/17/27	50	47,243
3.38%, 08/15/29	4,050	3,749,803
5.63%, 11/17/29	19,710	20,594,293
2.10%, 05/01/30	790	656,617
5.75%, 11/17/32	7,800	8,185,389
5.38%, 02/15/33	16,650	17,009,483
Reynolds American, Inc., 4.45%, 06/12/25	14,757	14,490,414
Vector Group Ltd.(a)
10.50%, 11/01/26	2,065	2,094,550
5.75%, 02/01/29	7,285	6,481,974

		158,520,378

Transportation Infrastructure — 0.1%
Ryder System, Inc., 5.65%, 03/01/28	4,495	4,554,249
United Parcel Service, Inc., 4.45%, 04/01/30	1,200	1,214,093

		5,768,342

Utilities — 0.1%
American Water Capital Corp., 4.45%, 06/01/32	2,055	2,023,420
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	1,000	897,500
Essential Utilities, Inc.
3.57%, 05/01/29	55	51,122
2.70%, 04/15/30	220	190,102
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	490	448,273

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
TransAlta Corp., 6.50%, 03/15/40	$200	$183,602
Vistra Operations Co. LLC(a)
5.63%, 02/15/27	4,100	3,978,496
5.00%, 07/31/27	1,500	1,418,250

		9,190,765

Wireless Telecommunication Services — 1.1%
American Tower Corp.
1.30%, 09/15/25	515	471,484
3.55%, 07/15/27	11,250	10,602,520
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	1,750	1,706,960
5.30%, 01/15/29	515	491,387
Rogers Communications, Inc.(a)
3.20%, 03/15/27	4,215	3,965,797
3.80%, 03/15/32	3,925	3,522,492
SBA Communications Corp.
3.13%, 02/01/29	3,300	2,870,802
3.88%, 02/15/27	100	94,403
Sprint LLC
7.88%, 09/15/23	750	755,545
7.13%, 06/15/24	1,500	1,524,857
7.63%, 02/15/25	500	518,483
7.63%, 03/01/26	25	26,437
T-Mobile USA, Inc.
3.50%, 04/15/25	15,900	15,458,299
2.05%, 02/15/28	6,900	6,122,334
2.88%, 02/15/31	4,975	4,291,628
3.50%, 04/15/31	16,505	14,840,776
5.20%, 01/15/33	19,025	19,403,974
VICI Properties LP/VICI Note Co., Inc.(a)
5.63%, 05/01/24	1,050	1,040,818
4.63%, 06/15/25	8,410	8,130,907
3.75%, 02/15/27	615	567,747
4.63%, 12/01/29	100	91,031
4.13%, 08/15/30	300	264,986
Vmed O2 U.K. Financing I PLC(a)
4.25%, 01/31/31	900	765,702
4.75%, 07/15/31	6,300	5,400,486

		102,929,855

Total Corporate Bonds — 46.9% (Cost: $4,454,384,068)		4,257,988,630

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(c) — 15.4%
Connecticut Avenue Securities Trust(a)
Series 2018-R07, Class 1M2C, (1 mo. LIBOR US +2.40%), 7.25%, 04/25/31	1,506	1,506,128
Series 2019-HRP1, Class M2, (1 mo. LIBOR US + 2.15%), 7.00%, 11/25/39	35,936	35,846,106
Series 2019-HRP1, Class M2B, (1 mo. LIBOR US +2.15%), 7.00%, 11/25/39	15,980	15,940,530
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 7.30%, 07/25/31	20,395	20,420,366
Series 2019-R01, Class 2M2C, (1 mo. LIBOR US +2.45%), 7.30%, 07/25/31	5,404	5,405,950
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 7.15%, 08/25/31	1,073	1,072,893

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 7.00%, 09/25/31	$1,139	$1,138,997
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 6.95%, 10/25/39	12,297	12,334,243
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 7.25%, 04/25/31	11,765	11,765,103
Series 2020-R01, Class 1M2, (1 mo. LIBOR US + 2.05%), 6.90%, 01/25/40	46,815	46,958,512
Series 2020-R02, Class 2C, (1 mo. LIBOR US + 2.00%), 6.85%, 01/25/40	6,055	6,016,644
Series 2020-R02, Class 2M2, (1 mo. LIBOR US + 2.00%), 6.85%, 01/25/40	74,208	73,733,425
Series 2020-SBT1, Class 1M2, (1 mo. LIBOR US + 3.65%), 8.50%, 02/25/40	30,015	29,932,458
Series 2020-SBT1, Class 2M2, (1 mo. LIBOR US + 3.65%), 8.50%, 02/25/40	16,367	16,441,264
Series 2021-R01, Class 1B1, (30 day Average SOFR + 3.10%), 7.66%, 10/25/41	5,960	5,617,244
Series 2021-R03, Class 1B1, (30 day Average SOFR + 2.75%), 7.31%, 12/25/41	8,360	7,672,153
Series 2022-R01, Class 1B1, (30 day Average SOFR + 3.15%), 7.71%, 12/25/41	13,637	12,642,523
Series 2022-R01, Class 1M1, (30 day Average SOFR + 1.00%), 5.56%, 12/25/41	29,130	28,792,351
Series 2022-R02, Class 2M1, (30 day Average SOFR + 1.20%), 5.76%, 01/25/42	8,406	8,338,299
Series 2022-R03, Class 1B1, (30 day Average SOFR + 6.25%), 10.81%, 03/25/42	2,044	2,106,580
Series 2022-R04, Class 1B1, (30 day Average SOFR + 5.25%), 9.81%, 03/25/42	23,767	24,131,748
Series 2022-R04, Class 1M1, (30 day Average SOFR + 2.00%), 6.56%, 03/25/42	20,417	20,429,523
Series 2022-R05, Class M1, (30 day Average SOFR + 1.90%), 6.46%, 04/25/42	36,860	36,785,340
Series 2022-R06, Class 1M1, (30 day Average SOFR + 2.75%), 7.31%, 05/25/42	16,367	16,628,784
Series 2022-R07, Class 1M1, (30 day Average SOFR + 2.95%), 7.52%, 06/25/42	80,126	81,579,510
Series 2022-R08, Class 1M1, (30 day Average SOFR + 2.55%), 7.11%, 07/25/42	14,840	14,933,755
Series 2023-R02, Class 1M2, (30 day Average SOFR + 3.35%), 7.92%, 01/25/43	3,340	3,327,856
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 9.25%, 01/25/24	3,312	3,386,417
Series 2014-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 7.85%, 07/25/24	19,444	19,824,325
Series 2017-C01, Class 1M2C, (1 mo. LIBOR US + 3.55%), 8.40%, 07/25/29	3,350	3,388,489
Series 2017-C03, Class 1M2C, (1 mo. LIBOR US + 3.00%), 7.85%, 10/25/29	2,118	2,170,243
Series 2017-C05, Class 1EB3, (1 mo. LIBOR US + 1.20%), 6.05%, 01/25/30	3,571	3,561,411
Series 2017-C06, Class 1M2C, (1 mo. LIBOR US + 2.65%), 7.50%, 02/25/30	5,179	5,106,937
Series 2017-C06, Class 2B1, (1 mo. LIBOR US + 4.45%), 9.30%, 02/25/30	5,000	5,271,175
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 8.85%, 05/25/30	570	596,404

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue
Securities (continued)
Series 2017-C07, Class 1EB2, (1 mo. LIBOR US + 1.00%), 5.85%, 05/25/30	$591	$588,555
Series 2017-C07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 7.25%, 05/25/30	11,672	11,719,095
Series 2017-C07, Class 2B1, (1 mo. LIBOR US + 4.45%), 9.30%, 05/25/30	5,008	5,304,734
Series 2018-C01, Class 1ED2, (1 mo. LIBOR US + 0.85%), 5.70%, 07/25/30	282	280,079
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 7.10%, 07/25/30	991	993,488
Series 2018-C01, Class 1M2C, (1 mo. LIBOR US + 2.25%), 7.10%, 07/25/30	5,420	5,460,741
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 7.05%, 08/25/30	1,677	1,680,872
Series 2018-C03, Class 1B1, (1 mo. LIBOR US + 3.75%), 8.60%, 10/25/30	9,525	9,858,138
Series 2018-C03, Class 1M2C, (1 mo. LIBOR US + 2.15%), 7.00%, 10/25/30	1,537	1,535,127
Series 2021-R02, Class 2B1, (30 day Average SOFR + 3.30%), 7.86%, 11/25/41(a)	7,824	7,361,651
Series 2021-R02, Class 2M1, (30 day Average SOFR + 0.90%), 5.46%, 11/25/41(a)	4,198	4,145,968
Freddie Mac STACR REMIC Trust(a)
Series 2020-DNA1, Class B1, (1 mo. LIBOR US + 2.30%), 7.15%, 01/25/50	3,000	2,900,239
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 6.55%, 01/25/50	8,461	8,417,783
Series 2020-DNA2, Class M2, (1 mo. LIBOR US + 1.85%), 6.70%, 02/25/50	40,798	40,543,446
Series 2020-DNA3, Class B1, (1 mo. LIBOR US + 5.10%), 9.95%, 06/25/50	12,110	12,837,639
Series 2020-DNA4, Class B1, (1 mo. LIBOR US + 6.00%), 10.85%, 08/25/50	4,279	4,621,136
Series 2020-DNA5, Class M2, (30 day Average SOFR + 2.80%), 7.36%, 10/25/50	9,413	9,521,106
Series 2020-DNA6, Class M2, (30 day Average SOFR + 2.00%), 6.56%, 12/25/50	13,850	13,858,689
Series 2020-HQA1, Class B1, (1 mo. LIBOR US + 2.35%), 7.20%, 01/25/50	7,825	7,410,824
Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 7.95%, 03/25/50	82,767	84,811,897
Series 2021-DNA1, Class M2, (30 day Average SOFR + 1.80%), 6.36%, 01/25/51	18,962	18,701,790
Series 2021-DNA5, Class M2, (30 day Average SOFR + 1.65%), 6.21%, 01/25/34	6,008	5,895,702
Series 2021-DNA6, Class B1, (30 day Average SOFR + 3.40%), 7.96%, 10/25/41	24,000	22,488,847
Series 2021-DNA6, Class M1, (30 day Average SOFR + 0.80%), 5.36%, 10/25/41	3,375	3,344,612
Series 2021-DNA7, Class B1, (30 day Average SOFR + 3.65%), 8.21%, 11/25/41	35,301	33,124,246
Series 2021-DNA7, Class M1, (30 day Average SOFR + 0.85%), 5.41%, 11/25/41	41,510	40,878,739
Series 2021-HQA1, Class M1, (30 day Average SOFR + 0.70%), 5.26%, 08/25/33	91	90,626

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2021-HQA3, Class M1, (30 day Average SOFR + 0.85%), 5.41%, 09/25/41	$22,286	$21,502,083
Series 2022-DNA1, Class M1A, (30 day Average SOFR + 1.00%), 5.56%, 01/25/42	7,511	7,361,626
Series 2022-DNA2, Class B1, (30 day Average SOFR + 4.75%), 9.31%, 02/25/42	2,870	2,727,833
Series 2022-DNA2, Class M1A, (30 day Average SOFR + 1.30%), 5.86%, 02/25/42	4,210	4,168,135
Series 2022-DNA3, Class M1A, (30 day Average SOFR + 2.00%), 6.56%, 04/25/42	35,788	35,787,585
Series 2022-DNA4, Class M1A, (30 day Average SOFR + 2.20%), 6.76%, 05/25/42	1,950	1,959,307
Series 2022-DNA5, Class M1A, (30 day Average SOFR + 2.95%), 7.51%, 06/25/42	56,275	57,243,305
Series 2022-DNA6, Class M1A, (30 day Average SOFR + 2.15%), 6.71%, 09/25/42	20,266	20,319,120
Series 2022-HQA1, Class M1A, (30 day Average SOFR + 2.10%), 6.66%, 03/25/42	56,604	56,603,810
Series 2022-HQA3, Class M1A, (30 day Average SOFR + 2.30%), 6.86%, 08/25/42	40,391	40,491,718
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 7.15%, 10/25/48	20,686	20,908,746
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 7.30%, 03/25/49	9,034	9,116,484
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2, (1 mo. LIBOR US + 4.25%), 9.10%, 11/25/23	11,167	11,334,160
Series 2016-HQA2, Class M3, (1 mo. LIBOR US + 5.15%), 10.00%, 11/25/28	6,609	6,986,998
Series 2017-HQA1, Class M2, (1 mo. LIBOR US + 3.55%), 8.40%, 08/25/29	5,988	6,212,579
Series 2017-HQA3, Class M2, (1 mo. LIBOR US + 2.35%), 7.20%, 04/25/30	5,483	5,537,411
Series 2018-HQA1, Class B1, (1 mo. LIBOR US + 4.35%), 9.20%, 09/25/30	9,698	10,111,737
Series 2018-HQA1, Class M2, (1 mo. LIBOR US + 2.30%), 7.15%, 09/25/30	68,984	69,242,110
Series 2018-SPI1, Class M2, 3.79%, 02/25/48(a)	45	41,827
Series 2018-SPI2, Class M2, 3.83%, 05/25/48(a)	63	59,502
Series 2020-HQA5, Class M2, (30 day Average SOFR + 2.60%), 7.16%, 11/25/50(a)	10,481	10,491,285
Series 2021-DNA2, Class M1, (30 day Average SOFR + 0.80%), 5.36%, 08/25/33(a)	415	414,393
Series 2022-HQA2, Class M1A, (30 day Average SOFR + 2.65%), 7.21%, 07/25/42(a)	43,986	44,501,693
STACR Trust(a)
Series 2018-DNA3, Class M2A, (1 mo. LIBOR US + 2.10%), 6.95%, 09/25/48	1,146	1,151,397
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 6.50%, 04/25/43	700	700,415
Series 2018-HRP2, Class M3, (1 mo. LIBOR US + 2.40%), 7.25%, 02/25/47	10,901	10,886,381

		1,399,041,095

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.0%
CFCRE Commercial Mortgage Trust, Series 2016- C4, Class AM, 3.69%, 05/10/58	$160	$147,459

Mortgage-Backed Securities(a)(c) — 0.1%
Freddie Mac, Series 2022-DNA1, Class M2, (30 day Average SOFR + 2.50%), 7.06%, 01/25/42	2,000	1,845,000
Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, (1 mo. LIBOR US + 3.75%), 8.60%, 03/25/50	9,890	9,163,626

		11,008,626

Total Non-Agency Mortgage-Backed Securities — 15.5% (Cost: $1,406,765,016)		1,410,197,180

Preferred Securities

Capital Trust — 0.0%

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(c)	200	199,094

Total Preferred Securities — 0.0% (Cost: $229,827)		199,094

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.6%
Fannie Mae Mortgage-Backed Securities
2.00%, 09/01/50	20,001	16,590,429
3.50%, 06/01/52	2,751	2,570,857
5.00%, 02/01/53 - 03/01/53	15,021	15,008,277
5.50%, 03/01/53 - 04/01/53	15,502	15,885,410
Freddie Mac Mortgage-Backed Securities
5.00%, 04/01/53	4,251	4,244,756
5.50%, 04/01/53	2,968	2,999,084

		57,298,813

Collateralized Mortgage Obligations(c) — 2.0%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 9.75%, 11/25/24	1,399	1,457,091
Series 2017-C02, Class 2B1, (1 mo. LIBOR US + 5.50%), 10.35%, 09/25/29	1,012	1,105,953
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 9.70%, 10/25/29	25,687	27,419,505
Series 2017-C04, Class 2B1, (1 mo. LIBOR US + 5.05%), 9.90%, 11/25/29	28,278	30,453,950
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 8.45%, 01/25/30	29,985	30,839,605
Series 2018-C02, Class 2B1, (1 mo. LIBOR US + 4.00%), 8.85%, 08/25/30	19,875	20,553,906
Series 2018-C04, Class 2M2, (1 mo. LIBOR US + 2.55%), 7.40%, 12/25/30	2,697	2,716,761
Series 2018-C05, Class 1B1, (1 mo. LIBOR US + 4.25%), 9.10%, 01/25/31	4,344	4,574,574
Freddie Mac STACR REMIC Trust(a)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 6.90%, 11/25/49	2,203	2,202,989
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 6.75%, 01/25/50	11,501	11,492,347

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR Trust(a)
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 6.80%, 10/25/49	$2,966	$2,958,760
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 5.80%, 11/25/48	248	247,264
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 9.30%, 03/25/30	16,801	17,512,000
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 7.35%, 03/25/30	917	923,949
Series 2017-HQA3, Class B1, (1 mo. LIBOR US + 4.45%), 9.30%, 04/25/30	1,410	1,485,508
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 8.00%, 07/25/30	19,661	19,793,464

		175,737,626

Mortgage-Backed Securities — 40.2%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	70	67,755
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	89	88,580
3.50%, 10/01/44 - 06/01/49	4,244	4,010,614
3.00%, 03/01/46 - 02/01/47	6,144	5,641,184
4.00%, 10/01/46 - 01/01/49	45	43,666
Ginnie Mae Mortgage-Backed Securities
3.50%, 06/20/42 - 04/20/53(e)	104,850	98,725,011
3.00%, 05/20/45 - 04/20/53(e)	117,652	107,718,648
2.50%, 12/20/46 - 04/20/53(e)	160,088	140,796,484
4.00%, 11/20/47 - 04/20/53(e)	67,634	65,169,113
4.50%, 10/20/48 - 04/20/53(e)	36,072	35,644,462
5.00%, 12/20/48 - 04/20/53(e)	12,925	12,954,312
2.00%, 09/20/50 - 03/20/52	157,318	134,080,566
5.50%, 12/20/52	646	653,641
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1 mo. LIBOR US + 3.25%), 8.10%, 10/25/49(a)(c)	18,454	16,922,776
Uniform Mortgage-Backed Securities(e)
3.00%, 03/01/30 - 04/13/53(f)	300,021	273,486,344
2.50%, 04/01/32 - 04/13/53(f)	971,534	843,452,205
2.00%, 12/01/35 - 04/13/53	818,951	693,703,398
1.50%, 03/01/37 - 04/13/53	61,970	51,521,545
3.50%, 04/17/38 - 04/13/53	205,883	193,706,776
4.00%, 04/17/38 - 04/13/53	802,946	769,427,986
4.50%, 04/17/38 - 04/13/53	103,465	101,707,990
5.00%, 02/01/41 - 04/13/53	61,955	62,002,948
5.50%, 09/01/52 - 04/13/53	39,716	40,351,641

		3,651,877,645

Total U.S. Government Sponsored Agency Securities — 42.8% (Cost: $4,022,548,812)		3,884,914,084

Total Long-Term Investments — 109.7% (Cost: $10,280,012,634)		9,957,544,522

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(g)(h)	15,284,075	$15,284,075

	Par (000)
U.S. Treasury Obligations — 9.8%
U.S. Treasury Bills(i)
4.69%, 04/27/23	$190,000	189,417,333
4.81%, 05/25/23	558,300	554,578,311
4.85%, 06/01/23	150,000	148,884,531

		892,880,175

Total Short-Term Securities — 10.0% (Cost: $907,824,733)		908,164,250

Total Investments Before TBA Sale Commitments — 119.7% (Cost: $11,187,837,367)		10,865,708,772

TBA Sale Commitments(e)

Mortgage-Backed Securities — (11.3)%
Ginnie Mae Mortgage-Backed Securities
3.00%, 04/20/53	(925)	(842,539)
3.50%, 04/20/53	(20,675)	(19,382,005)
4.50%, 04/20/53	(1,000)	(984,952)
Uniform Mortgage-Backed Securities 2.00%, 04/17/38 - 04/13/53	(38,000)	(32,168,627)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
2.50%, 04/13/53	$(596,525)	$(514,129,984)
3.50%, 04/13/53	(2,750)	(2,555,244)
4.00%, 04/13/53	(441,250)	(422,015,943)
5.00%, 04/13/53	(19,251)	(19,199,865)
5.50%, 04/13/53	(15,073)	(15,225,202)

Total TBA Sale Commitments — (11.3)% (Proceeds: $(1,011,733,730))		(1,026,504,361)

Total Investments, Net of TBA Sale Commitments — 108.4% (Cost: $10,176,103,637)		9,839,204,411
Liabilities in Excess of Other Assets — (8.4)%		(762,469,346)

Net Assets — 100.0%		$9,076,735,065

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Represents or includes a TBA transaction.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	Rates are discount rates or a range of discount rates as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class .	$376,612,442	$—	$(361,328,367	)(a)	$—	$—	$15,284,075	15,284,075	$869,624	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	228	06/15/23	$ 18,729	$(160,771)
10-Year Canadian Bond	936	06/21/23	87,374	1,820,230
Ultra U.S. Treasury Bond	902	06/21/23	127,774	2,700,531
Long Gilt	1,060	06/28/23	135,142	3,273,608

				7,633,598

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro BTP	457	06/08/23	$57,169	$(2,167,627)
Euro Bund	2,002	06/08/23	294,932	(10,296,725)
Euro OAT	759	06/08/23	107,197	362,343
10-Year U.S. Treasury Note	6,640	06/21/23	764,015	(21,572,377)
10-Year U.S. Ultra Long Treasury Note	3,562	06/21/23	431,948	(14,341,640)
U.S. Long Bond	3,577	06/21/23	469,817	(22,099,146)
2-Year U.S. Treasury Note	300	06/30/23	61,980	(727,976)
5-Year U.S. Treasury Note	13,470	06/30/23	1,476,964	(30,318,996)

				(101,162,144)

				$(93,528,546)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,780,000	USD	2,054,485	State Street Bank and Trust Co.	06/21/23	$5,096
CHF	2,180,000	USD	2,400,016	JPMorgan Chase Bank N.A.	06/21/23	2,666
EUR	17,149,184	USD	18,567,096	Morgan Stanley & Co. International PLC	06/21/23	112,874
GBP	5,650,000	USD	6,937,625	Toronto-Dominion Bank	06/21/23	42,873
USD	1,102,071	GBP	890,000	Morgan Stanley & Co. International PLC	06/21/23	2,488
USD	17,719,659	HKD	138,440,000	JPMorgan Chase Bank N.A.	06/21/23	20,221

						186,218

EUR	6,580,000	USD	7,181,195	HSBC Bank PLC	06/21/23	(13,846)
NOK	25,910,000	USD	2,492,456	Societe Generale	06/21/23	(9,021)
USD	8,861,024	AUD	13,300,000	Morgan Stanley & Co. International PLC	06/21/23	(54,613)
USD	2,276,977	EUR	2,120,000	BNP Paribas SA	06/21/23	(32,261)
USD	5,905,356	EUR	5,500,000	Morgan Stanley & Co. International PLC	06/21/23	(85,590)
USD	8,643,010	EUR	8,010,000	Morgan Stanley & Co. International PLC	06/21/23	(81,985)
USD	1,813,599	EUR	1,700,000	Standard Chartered Bank	06/21/23	(38,148)
USD	8,094,818	GBP	6,690,000	Morgan Stanley & Co. International PLC	06/21/23	(170,586)
USD	1,046,291	GBP	850,000	Royal Bank of Canada	06/21/23	(3,872)
USD	3,138,722	GBP	2,550,000	Standard Chartered Bank	06/21/23	(11,768)
USD	464,129	NZD	750,000	Citibank N.A.	06/21/23	(4,839)
USD	916,982	NZD	1,480,000	Goldman Sachs International	06/21/23	(8,446)
USD	721,130	SEK	7,660,000	Deutsche Bank AG	06/21/23	(19,889)
USD	832,223	SEK	8,740,000	Goldman Sachs International	06/21/23	(13,274)
USD	564,959	SEK	6,020,000	JPMorgan Chase Bank N.A.	06/21/23	(17,408)
USD	983,769	SGD	1,310,000	Societe Generale	06/21/23	(3,064)

						(568,610)

						$(382,392)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD 300,900	$(5,019,974)	$305,735	$(5,325,709)

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.40.V1	1.00%	Quarterly	06/20/28	BBB+		USD 327,000	$3,848,601	$1,553,231	$2,295,370

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
8.20%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	321,860	$(42,372)	$159	$(42,531)
8.35%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	118,350	(53,817)	58	(53,875)
8.37%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	321,990	(158,554)	159	(158,713)
8.37%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	421,360	(205,216)	206	(205,422)
8.38%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	381,830	(198,300)	188	(198,488)
8.47%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	292,840	(208,850)	145	(208,995)
8.82%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	167,500	(245,729)	86	(245,815)
8.83%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	297,500	(441,250)	149	(441,399)
8.86%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	2,549,800	(3,946,601)	1,308	(3,947,909)
8.92%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	262,880	(439,445)	133	(439,578)
8.94%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	141,460	(242,566)	71	(242,637)
8.96%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	130,490	(230,782)	67	(230,849)
1-Day SSARON, 1.42%	Annual	1.66%	Annual	09/20/23	(a)	09/20/28	CHF	8,710	(114,707)	106	(114,813)
1-Day SSARON, 1.42%	Annual	1.83%	Annual	09/20/23	(a)	09/20/28	CHF	79,690	(346,457)	(246,356)	(100,101)
1-Day SSARON, 1.42%	Annual	1.93%	Annual	09/20/23	(a)	09/20/28	CHF	9,880	8,134	117	8,017
1-Day THOR, 1.74%	Quarterly	2.47%	Quarterly	09/20/23	(a)	09/20/28	THB	314,730	95,206	100	95,106
1-Day THOR, 1.74%	Quarterly	2.51%	Quarterly	09/20/23	(a)	09/20/28	THB	84,770	30,323	28	30,295
1-Day THOR, 1.74%	Quarterly	2.55%	Quarterly	09/20/23	(a)	09/20/28	THB	207,030	86,913	67	86,846
6-Month EURIBOR, 3.34%	Semi-Annual	2.77%	Annual	09/20/23	(a)	09/20/28	EUR	11,370	(118,006)	137	(118,143)
6-Month EURIBOR, 3.34%	Semi-Annual	2.79%	Annual	09/20/23	(a)	09/20/28	EUR	3,960	(36,631)	47	(36,678)
2.82%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	265,150	123,505	281	123,224
6-Month EURIBOR, 3.34%	Semi-Annual	2.86%	Annual	09/20/23	(a)	09/20/28	EUR	18,980	(116,443)	225	(116,668)
		3-Month Canada Bank
2.90%	Semi-Annual	Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	21,830	207,958	178	207,780
		3-Month Canada Bank
2.92%	Semi-Annual	Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	11,160	96,611	11,408	85,203
3-Month KRW CDC, 3.59%	Quarterly	2.93%	Quarterly	09/20/23	(a)	09/20/28	KRW	17,947,090	(105,304)	154	(105,458)
2.93%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	133,100	(3,594)	(42,042)	38,448
3-Month KRW CDC, 3.59%	Quarterly	2.94%	Quarterly	09/20/23	(a)	09/20/28	KRW	17,947,090	(97,069)	154	(97,223)
		3-Month Canada Bank
2.95%	Semi-Annual	Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	20,300	158,140	3,563	154,577
		3-Month Canada Bank
2.98%	Semi-Annual	Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	17,500	117,047	(6,109)	123,156
3.00%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	268,430	(83,209)	283	(83,492)
6-Month EURIBOR, 3.34%	Semi-Annual	3.01%	Annual	09/20/23	(a)	09/20/28	EUR	14,840	20,345	180	20,165
3-Month KRW CDC, 3.59%	Quarterly	3.05%	Quarterly	09/20/23	(a)	09/20/28	KRW	29,877,550	(54,044)	260	(54,304)
3.05%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	161,280	(83,383)	172	(83,555)
		3-Month Canada Bank
3.07%	Semi-Annual	Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	7,250	26,305	(38,339)	64,644
3-Month KRW CDC, 3.59%	Quarterly	3.07%	Quarterly	09/20/23	(a)	09/20/28	KRW	15,174,020	(14,060)	130	(14,190)
3-Month HIBOR, 3.71%	Quarterly	3.12%	Quarterly	09/20/23	(a)	09/20/28	HKD	123,490	(249,902)	175	(250,077)
		3-Month Canada Bank
3.13%	Semi-Annual	Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	18,860	33,584	153	33,431
		3-Month Canada Bank
3.14%	Semi-Annual	Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	36,890	55,837	301	55,536
6-Month EURIBOR, 3.34%	Semi-Annual	3.14%	Annual	09/20/23	(a)	09/20/28	EUR	18,380	143,321	221	143,100
6-Month EURIBOR, 3.34%	Semi-Annual	3.21%	Annual	09/20/23	(a)	09/20/28	EUR	12,740	144,943	(78,632)	223,575
1-Day SOFR, 4.80%	Annual	3.22%	Annual	09/20/23	(a)	09/20/28	USD	14,130	40,895	(8,795)	49,690

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month HIBOR, 3.71%	Quarterly	3.23%	Quarterly	09/20/23	(a)	09/20/28	HKD	68,440	$(94,645)	$97	$(94,742)
3.30%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	61,610	(100,861)	66	(100,927)
3-Month HIBOR, 3.71%	Quarterly	3.31%	Quarterly	09/20/23	(a)	09/20/28	HKD	68,440	(65,409)	97	(65,506)
1-Day SONIA, 4.18%	Annual	3.34%	Annual	09/20/23	(a)	09/20/28	GBP	5,140	(84,987)	70	(85,057)
3.34%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	22,390	(378,841)	186	(379,027)
6-Month EURIBOR, 3.34%	Semi-Annual	3.34%	Annual	09/20/23	(a)	09/20/28	EUR	10,000	173,886	118	173,768
3.36%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	593,100	(1,111,397)	245,036	(1,356,433)
3.37%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	52,390	(934,468)	433	(934,901)
6-Month EURIBOR, 3.34%	Semi-Annual	3.38%	Annual	09/20/23	(a)	09/20/28	EUR	9,620	186,628	114	186,514
3.40%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	7,090	(133,454)	59	(133,513)
6-Month EURIBOR, 3.34%	Semi-Annual	3.40%	Annual	09/20/23	(a)	09/20/28	EUR	5,200	107,641	62	107,579
1-Day SONIA, 4.18%	Annual	3.42%	Annual	09/20/23	(a)	09/20/28	GBP	19,340	(235,564)	261	(235,825)
6-Month NIBOR, 3.96%	Semi-Annual	3.42%	Annual	09/20/23	(a)	09/20/28	NOK	73,300	97,742	78	97,664
3.44%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	12,840	(258,343)	106	(258,449)
3.45%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	7,650	(157,624)	64	(157,688)
3.46%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	63,953	(1,348,690)	529	(1,349,219)
3-Month HIBOR, 3.71%	Quarterly	3.47%	Quarterly	09/20/23	(a)	09/20/28	HKD	67,080	(2,153)	95	(2,248)
3.48%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	11,390	(245,718)	94	(245,812)
1-Day SONIA, 4.18%	Annual	3.49%	Annual	09/20/23	(a)	09/20/28	GBP	17,490	(149,645)	239	(149,884)
6-Month NIBOR, 3.96%	Semi-Annual	3.49%	Annual	09/20/23	(a)	09/20/28	NOK	93,180	151,582	100	151,482
3.50%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	51,277	(1,147,018)	426	(1,147,444)
3-Month KRW CDC, 3.59%	Quarterly	3.50%	Quarterly	09/20/23	(a)	09/20/28	KRW	52,145,550	743,023	440	742,583
3-Month HIBOR, 3.71%	Quarterly	3.52%	Quarterly	09/20/23	(a)	09/20/28	HKD	67,080	17,209	95	17,114
6-Month NIBOR, 3.96%	Semi-Annual	3.55%	Annual	09/20/23	(a)	09/20/28	NOK	53,640	101,721	57	101,664
1-Day SONIA, 4.18%	Annual	3.61%	Annual	09/20/23	(a)	09/20/28	GBP	15,830	(32,690)	216	(32,906)
		3-Month Canada Bank
3.62%	Semi-Annual	Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	5,100	(74,588)	184	(74,772)
		3-Month Canada Bank
3.66%	Semi-Annual	Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	5,020	(80,390)	(790)	(79,600)
		3-Month Canada Bank
3.68%	Semi-Annual	Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	26,610	(443,901)	1,087	(444,988)
1-Day SONIA, 4.18%	Annual	3.87%	Annual	09/20/23	(a)	09/20/28	GBP	106,700	1,308,249	(516,678)	1,824,927
1-Day SONIA, 4.18%	Annual	3.90%	Annual	09/20/23	(a)	09/20/28	GBP	18,180	253,046	244	252,802
1-Day SONIA, 4.18%	Annual	3.96%	Annual	09/20/23	(a)	09/20/28	GBP	8,040	138,002	109	137,893
3-Month HIBOR, 3.71%	Quarterly	4.02%	Quarterly	09/20/23	(a)	09/20/28	HKD	36,370	114,307	52	114,255
3-Month HIBOR, 3.71%	Quarterly	4.13%	Quarterly	09/20/23	(a)	09/20/28	HKD	284,264	1,082,122	404	1,081,718
3-Month HIBOR, 3.71%	Quarterly	4.14%	Quarterly	09/20/23	(a)	09/20/28	HKD	205,846	795,489	293	795,196
3-Month HIBOR, 3.71%	Quarterly	4.17%	Quarterly	09/20/23	(a)	09/20/28	HKD	52,440	210,221	74	210,147
3-Month HIBOR, 3.71%	Quarterly	4.21%	Quarterly	09/20/23	(a)	09/20/28	HKD	55,390	236,436	79	236,357
3-Month HIBOR, 3.71%	Quarterly	4.25%	Quarterly	09/20/23	(a)	09/20/28	HKD	57,970	259,161	82	259,079
3-Month HIBOR, 3.71%	Quarterly	4.26%	Quarterly	09/20/23	(a)	09/20/28	HKD	94,630	431,248	134	431,114
4.38%	Annual	6-Month PRIBOR, 7.20%	Semi-Annual	09/20/23	(a)	09/20/28	CZK	99,980	34,368	51	34,317
4.74%	Semi-Annual	3-Month BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	43,285	(534,158)	297	(534,455)
4.74%	Semi-Annual	3-Month BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	7,740	(95,726)	54	(95,780)
4.78%	Semi-Annual	3-Month BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	13,950	(186,597)	96	(186,693)
4.80%	Semi-Annual	3-Month BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	33,510	(470,154)	228	(470,382)
4.82%	Semi-Annual	3-Month BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	13,880	(202,306)	96	(202,402)
5.85%	Annual	6-Month WIBOR, 6.95%	Semi-Annual	09/20/23	(a)	09/20/28	PLN	71,450	(367,366)	182	(367,548)
3-Month JIBAR, 7.96%	Quarterly	8.04%	Quarterly	09/20/23	(a)	09/20/28	ZAR	193,900	(95,946)	119	(96,065)
3-Month JIBAR, 7.96%	Quarterly	8.07%	Quarterly	09/20/23	(a)	09/20/28	ZAR	239,270	(102,517)	144	(102,661)
3-Month JIBAR, 7.96%	Quarterly	8.46%	Quarterly	09/20/23	(a)	09/20/28	ZAR	166,050	72,480	101	72,379
3-Month JIBAR, 7.96%	Quarterly	8.52%	Quarterly	09/20/23	(a)	09/20/28	ZAR	454,510	252,686	280	252,406
3-Month JIBAR, 7.96%	Quarterly	8.56%	Quarterly	09/20/23	(a)	09/20/28	ZAR	99,930	65,504	60	65,444
3-Month JIBAR, 7.96%	Quarterly	8.62%	Quarterly	09/20/23	(a)	09/20/28	ZAR	125,860	99,207	77	99,130
3-Month JIBAR, 7.96%	Quarterly	8.62%	Quarterly	09/20/23	(a)	09/20/28	ZAR	110,910	86,196	67	86,129

									$(8,564,226)	$(662,840)	$(7,901,386)

(a)	Forward Swap.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.38%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	02/15/33	EUR	21,440	$139,540	$(4,187)	$143,727
UK RPI All Items NSA	Monthly	3.83%	Monthly	02/15/33	GBP	11,400	(217,308)	2,888	(220,196)
US CPI for All Urban Consumers NSA	Monthly	2.51%	Monthly	03/14/33	USD	15,690	(132,200)	110,774	(242,974)
US CPI for All Urban Consumers NSA	Monthly	2.47%	Monthly	03/23/33	USD	25,430	(283,295)	529	(283,824)

							$(493,263)	$110,004	$(603,267)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/15/28	$(39,869,030)	$(5,894,737	)(c)	$(45,442,451)	8.6%
	Monthly	Bank of America N.A.(d)	02/15/28	(460,636)	(3,066,798	)(e)	(1,041,301)	8.2
	Monthly	Barclays Bank PLC(f)	01/24/24	(120,064,827)	(7,032,463	)(g)	(128,533,655)	15.6
	Monthly	Barclays Bank PLC(h)	01/24/24	(11,166,599)	(3,359,568	)(i)	(15,094,068)	14.0
	Monthly	BNP Paribas SA(j)	04/29/24	152,213,146	2,467,357	(k)	155,147,427	9.1
	Monthly	BNP Paribas SA(l)	04/29/24	304,574,167	16,771,877	(m)	321,942,222	10.8
	Monthly	Citibank N.A.(n)	02/24/28	235,801,746	11,970,687	(o)	246,590,358	5.2
	Monthly	Citibank N.A.(p)	02/24/28	(6,448,948)	(4,273,902	)(q)	(9,292,126)	2.9
	Monthly	Goldman Sachs Bank USA(r)	08/19/26	(4,297,829)	2,928,279	(s)	(866,247)	2.6
	Monthly	Goldman Sachs Bank USA(t)	08/19/26	162,337,305	3,783,575	(u)	167,478,113	3.7
	Monthly	HSBC Bank PLC(v)	02/10/28	(11,029,142)	5,128,366	(w)	(5,571,329)	8.7
	Monthly	HSBC Bank PLC(x)	02/10/28	(34,465,036)	16,494,145	(y)	(18,306,162)	8.1
		Morgan Stanley & Co.
	Monthly	International PLC(z)	10/03/28	(62,507,475)	(6,824,393	)(aa)	(69,215,109)	8.7
		Morgan Stanley & Co.
	Monthly	International PLC(ab)	10/03/28	30,843,675	(1,512,349	)(ac)	29,128,945	8.6

					$27,580,076		$626,924,617

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(321,316) of net dividends and financing fees.
(e)	Amount includes $(2,486,133) of net dividends and financing fees.
(g)	Amount includes $1,436,365 of net dividends and financing fees.
(i)	Amount includes $567,901 of net dividends and financing fees.
(k)	Amount includes $(466,924) of net dividends and financing fees.
(m)	Amount includes $(596,178) of net dividends and financing fees.
(o)	Amount includes $1,182,075 of net dividends and financing fees.
(q)	Amount includes $(1,430,724) of net dividends and financing fees.
(s)	Amount includes $(503,303) of net dividends and financing fees.
(u)	Amount includes $(1,357,233) of net dividends and financing fees.
(w)	Amount includes $(329,447) of net dividends and financing fees.
(y)	Amount includes $335,271 of net dividends and financing fees.
(aa)	Amount includes $(116,759) of net dividends and financing fees.
(ac)	Amount includes $202,381 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	15-174 basis points	15-175 basis points	15-20 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)
	15-150 basis points	15-119 basis points	15-119 basis points
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

OTC Total Return Swaps (continued)

(n)	(p)	(r)
0-600 basis points	15-20 basis points	15-20 basis points
USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

(t)	(v)	(x)
15-185 basis points	15-80 basis points	15-20 basis points
USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

(z)	(ab)
15-28 basis points	15-20 basis points
USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)	(FEDL01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date on February 15, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Northrop Grumman Corp.	36,611	$16,904,031	(37.2)%

Biotechnology
Biogen, Inc.	31,714	8,817,444	(19.4)
Gilead Sciences, Inc.	405,958	33,682,335	(74.1)

		42,499,779

Broadline Retail
Macy’s, Inc.	816,456	14,279,815	(31.4)

Building Products
Masco Corp.	3,204	159,303	(0.4)
Owens Corning	35,773	3,427,053	(7.5)

		3,586,356

Chemicals
DuPont de Nemours, Inc.	1,650	118,421	(0.3)

Electric Utilities
Eversource Energy	142,149	11,124,581	(24.5)

Entertainment
Netflix, Inc.	46,266	15,983,978	(35.2)

Food Products
Campbell Soup Co.	326,835	17,969,388	(39.5)
General Mills, Inc.	394,746	33,734,993	(74.2)
Kellogg Co.	91,289	6,112,712	(13.5)

		57,817,093

Ground Transportation
Uber Technologies, Inc.	1,006,060	31,892,102	(70.2)

Hotels, Restaurants & Leisure
Caesars Entertainment, Inc.	369,169	18,019,139	(39.6)
Penn Entertainment, Inc.	413,490	12,264,113	(27.0)

		30,283,252

Security	Shares	Value	% of Basket Value

Insurance
Lincoln National Corp.	506,838	$11,388,650	(25.1)%
Prudential Financial, Inc.	75,248	6,226,019	(13.7)

		17,614,669

Office REITs
Boston Properties, Inc.	33,014	1,786,718	(3.9)

Oil, Gas & Consumable Fuels
APA Corp.	353,386	12,743,099	(28.0)

Pharmaceuticals
Elanco Animal Health, Inc.	1,157,514	10,880,632	(24.0)

Residential REITs
AvalonBay Communities, Inc.	18,387	3,090,119	(6.8)
UDR, Inc.	583,165	23,944,755	(52.7)

		27,034,874

Software
PTC, Inc.	7,667	983,139	(2.2)

Specialized REITs
Crown Castle, Inc.	158,833	21,258,209	(46.8)
Weyerhaeuser Co.	25,548	769,761	(1.7)

		22,027,970

Specialty Retail
Best Buy Co., Inc.	428,031	33,501,986	(73.7)

Technology Hardware, Storage & Peripherals
NetApp, Inc.	148,303	9,469,146	(20.8)
Seagate Technology Holdings PLC	393,731	26,033,494	(57.3)

		35,502,640

Total Reference Entity — Long		386,565,135

Reference Entity — Short

Common Stocks
Broadline Retail
Nordstrom, Inc.	(675,885)	(10,996,649)	24.2

Capital Markets
Raymond James Financial, Inc.	(89,347)	(8,333,395)	18.3

Chemicals
Celanese Corp., Class A	(220,637)	(24,025,163)	52.9
Ecolab, Inc.	(61,526)	(10,184,399)	22.4

		(34,209,562)

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Commercial Services & Supplies
Cintas Corp.	(732)	$(338,682)	0.8%

Consumer Finance
Ally Financial, Inc.	(273,972)	(6,983,546)	15.4
Capital One Financial Corp.	(36,055)	(3,467,049)	7.6
Discover Financial Services	(123,882)	(12,244,497)	26.9

		(22,695,092)

Consumer Staples Distribution & Retail
Target Corp.	(198,416)	(32,863,642)	72.3

Containers & Packaging
Graphic Packaging Holding Co.	(455,901)	(11,620,916)	25.6

Electric Utilities
NRG Energy, Inc.	(1,008,109)	(34,568,058)	76.1

Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc.	(6,039)	(2,701,607)	5.9

Energy Equipment & Services
Transocean Ltd.	(5,011,291)	(31,871,811)	70.1

Entertainment
Warner Bros Discovery, Inc.	(2,106,205)	(31,803,695)	70.0

Financial Services
Block, Inc.	(461,841)	(31,705,385)	69.8

Health Care Providers & Services
Molina Healthcare, Inc.	(111,435)	(29,807,748)	65.6

Hotels, Restaurants & Leisure
Hyatt Hotels Corp., Class A	(281,621)	(31,482,411)	69.3

Household Durables
Dr. Horton, Inc.	(142,223)	(13,893,765)	30.6
Toll Brothers, Inc.	(109,801)	(6,591,354)	14.5

		(20,485,119)

Household Products
Church & Dwight Co., Inc.	(81,916)	(7,242,193)	15.9

Independent Power and Renewable Electricity Producers
AES Corp.	(146,673)	(3,531,888)	7.8

Industrial Conglomerates
General Electric Co.	(231,606)	(22,141,534)	48.7

Metals & Mining
Freeport-McMoRan, Inc.	(119,612)	(4,893,327)	10.8

Retail REITs
Realty Income Corp.	(2,210)	(139,937)	0.3

Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	(498,006)	(30,049,682)	66.1

Software
Salesforce, Inc.	(22,976)	(4,590,145)	10.1

Specialized REITs
Iron Mountain, Inc.	(452,374)	(23,935,108)	52.7

Total Reference Entity — Short		(432,007,586)

Net Value of Reference Entity — Merrill Lynch International		$(45,442,451)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date on February 15, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Boeing Co.	185,176	$39,336,938	(3,777.7)%

Automobile Components
Goodyear Tire & Rubber Co.	2,216,035	24,420,706	(2,345.2)

Chemicals
Olin Corp.	187,352	10,398,036	(998.6)

Containers & Packaging
International Paper Co.	1,123,876	40,526,968	(3,891.9)

Diversified Consumer Services
H&R Block, Inc.	335,421	11,823,590	(1,135.5)

Electric Utilities
Duke Energy Corp.	416,463	40,176,186	(3,858.3)

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	101,297	12,648,956	(1,214.7)

Food Products
Campbell Soup Co.	66,366	3,648,803	(350.4)

Ground Transportation
CSX Corp.	212,777	6,370,543	(611.8)

Health Care Providers & Services
Cardinal Health, Inc.	26,248	1,981,724	(190.3)

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	66,009	4,232,497	(406.5)
MGM Resorts International	612,404	27,202,986	(2,612.4)

		31,435,483

Household Durables
Toll Brothers, Inc.	69,912	4,196,817	(403.0)

Insurance
Loews Corp.	127,536	7,399,639	(710.6)
Marsh & McLennan Cos., Inc.	53,400	8,893,770	(854.1)

		16,293,409

Oil, Gas & Consumable Fuels
APA Corp.	334,991	12,079,775	(1,160.1)
Murphy Oil Corp.	993,410	36,736,302	(3,527.9)
Williams Cos, Inc.	720,844	21,524,402	(2,067.1)

		70,340,479

Passenger Airlines
Delta Air Lines, Inc.	902,207	31,505,068	(3,025.5)

Pharmaceuticals
Johnson & Johnson	21,273	3,297,315	(316.6)
Pfizer, Inc.	72,780	2,969,424	(285.2)

		6,266,739

Specialty Retail
Bath & Body Works, Inc.	882,421	32,278,960	(3,099.9)

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.	786,117	$12,106,202	(1,162.6)%

Total Reference Entity — Long		395,755,607

Reference Entity — Short

Common Stocks

Automobiles
Ford Motor Co.	(1,463,917)	(18,445,354)	1,771.4

Broadline Retail
Nordstrom, Inc.	(102,629)	(1,669,774)	160.4

Chemicals
Eastman Chemical Co.	(8,490)	(716,047)	68.8

Consumer Finance
OneMain Holdings, Inc.	(317,342)	(11,767,041)	1,130.0

Consumer Staples Distribution & Retail
Target Corp.	(245,204)	(40,613,139)	3,900.2

Containers & Packaging
Packaging Corp. of America	(77,009)	(10,691,160)	1,026.7

Diversified Telecommunication Services
Verizon Communications, Inc.	(1,043,660)	(40,587,937)	3,897.8

Electric Utilities
FirstEnergy Corp.	(337,929)	(13,537,436)	1,300.0

Financial Services
Radian Group, Inc.	(33,612)	(742,825)	71.3

Food Products
Conagra Brands, Inc.	(14,196)	(533,202)	51.2
Tyson Foods, Inc., Class A	(682,619)	(40,492,959)	3,888.7

		(41,026,161)

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(197,777)	(32,838,893)	3,153.6

Household Durables
PulteGroup, Inc.	(75,364)	(4,392,214)	421.8
Whirlpool Corp.	(106,727)	(14,090,099)	1,353.1

		(18,482,313)

Independent Power and Renewable
Electricity Producers
AES Corp.	(429,017)	(10,330,727)	992.1

Metals & Mining
Freeport-McMoRan, Inc.	(1,015,723)	(41,553,228)	3,990.5
Teck Resources Ltd., Class B	(255,205)	(9,314,982)	894.6

		(50,868,210)

Oil, Gas & Consumable Fuels
Devon Energy Corp.	(61,400)	(3,107,454)	298.4
Enbridge, Inc.	(458,213)	(17,480,826)	1,678.8

		(20,588,280)

Residential REITs
Equity Residential	(653,988)	(39,239,280)	3,768.3

Security	Shares	Value	% of Basket Value

Software
Oracle Corp.	(264,132)	$(24,543,145)	2,357.0%

Specialized REITs
Iron Mountain, Inc.	(380,064)	(20,109,186)	1,931.2

Total Reference Entity — Short		(396,796,908)

Net Value of Reference Entity — Merrill Lynch International		$(1,041,301)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date on January 24, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	330,413	$32,833,140	(25.5)%

Automobile Components
Lear Corp.	37,967	5,296,017	(4.1)

Biotechnology
Biogen, Inc.	34,860	9,692,126	(7.5)

Building Products
Allegion PLC	49,326	5,264,564	(4.1)
Owens Corning	129,988	12,452,850	(9.7)

		17,717,414

Chemicals
CF Industries Holdings, Inc.	180,570	13,089,519	(10.2)
Mosaic Co.	362,304	16,622,508	(12.9)

		29,712,027

Consumer Finance
American Express Co.	200,515	33,074,949	(25.7)

Containers & Packaging
Packaging Corp. of America	41,335	5,738,538	(4.5)

Diversified Telecommunication Services
AT&T, Inc.	1,272,057	24,487,097	(19.1)

Entertainment
Live Nation Entertainment, Inc.	115,268	8,068,760	(6.3)

Financial Services
Equitable Holdings, Inc.	360,937	9,164,190	(7.1)

Food Products
Kellogg Co.	250,160	16,750,714	(13.0)

Gas Utilities
Atmos Energy Corp.	64,929	7,295,422	(5.7)

Ground Transportation
Avis Budget Group, Inc.	181,016	35,261,917	(27.4)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Ground Transportation (continued)
Canadian Pacific Railway Ltd.	3,268	$251,440	(0.2)%
CSX Corp.	792,439	23,725,623	(18.5)
Norfolk Southern Corp.	147,115	31,188,380	(24.3)

		90,427,360

Health Care Equipment & Supplies
Abbott Laboratories	100,394	10,165,896	(7.9)

Health Care Providers & Services
Cigna Group	45,658	11,666,989	(9.1)
CVS Health Corp.	433,703	32,228,470	(25.1)

		43,895,459

Health Care REITs
Healthpeak Properties, Inc.	606,213	13,318,500	(10.4)

Hotels, Restaurants & Leisure
Caesars Entertainment, Inc.	312,350	15,245,803	(11.9)
MGM Resorts International	383,604	17,039,690	(13.2)
Starbucks Corp.	84,979	8,848,863	(6.9)

		41,134,356

Household Durables
Whirlpool Corp.	88,218	11,646,540	(9.1)

Insurance
Allstate Corp.	217,709	24,124,334	(18.8)
American International Group, Inc.	267,498	13,471,199	(10.5)
Chubb Ltd.	77,085	14,968,366	(11.6)
Lincoln National Corp.	777,961	17,480,784	(13.6)

		70,044,683

Leisure Products
Hasbro, Inc.	103,874	5,576,995	(4.3)

Machinery
Caterpillar, Inc.	142,547	32,620,456	(25.4)

Media
Fox Corp., Class A	570,915	19,439,656	(15.1)

Office REITs
Boston Properties, Inc.	232,589	12,587,717	(9.8)

Oil, Gas & Consumable Fuels
Phillips 66	103,196	10,462,011	(8.1)
SM Energy Co.	387,452	10,910,648	(8.5)

		21,372,659

Retail REITs
Kimco Realty Corp.	90,481	1,767,094	(1.4)

Semiconductors & Semiconductor Equipment
QUALCOMM, Inc.	182,441	23,275,823	(18.1)

Software
Intuit, Inc.	4,715	2,102,089	(1.6)
PTC, Inc.	106,406	13,644,441	(10.6)

		15,746,530

Specialized REITs
Weyerhaeuser Co.	171,879	5,178,714	(4.0)

Specialty Retail
Advance Auto Parts, Inc.	282,410	34,343,880	(26.7)

Security	Shares	Value	% of Basket Value

Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	72,965	$10,353,004	(8.1)%
Ross Stores, Inc.	43,871	4,656,029	(3.6)

		49,352,913

Technology Hardware, Storage & Peripherals
NetApp, Inc.	180,573	11,529,586	(9.0)

Water Utilities
American Water Works Co., Inc.	3,705	542,745	(0.4)

Total Reference Entity — Long		679,454,076

Reference Entity — Short

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	(58,289)	(27,554,959)	21.4

Air Freight & Logistics
FedEx Corp.	(10,463)	(2,390,691)	1.8
United Parcel Service, Inc., Class B	(131,010)	(25,414,630)	19.8

		(27,805,321)

Automobiles
Stellantis NV	(9,176)	(166,911)	0.1

Communications Equipment
Motorola Solutions, Inc.	(25,409)	(7,270,277)	5.7

Construction & Engineering
Quanta Services, Inc.	(163,822)	(27,299,298)	21.2

Consumer Staples Distribution & Retail
Dollar General Corp.	(154,683)	(32,554,584)	25.3
Dollar Tree, Inc.	(222,367)	(31,920,783)	24.9

		(64,475,367)

Containers & Packaging
Ball Corp.	(347,024)	(19,124,493)	14.9

Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc.	(48,523)	(21,707,249)	16.9

Energy Equipment & Services
Baker Hughes Co., Class A	(525,682)	(15,171,183)	11.8

Entertainment
Take-Two Interactive Software., Inc.	(100,307)	(11,966,625)	9.3

Food Products
Bunge Ltd.	(179,709)	(17,165,804)	13.3

Health Care REITs
Medical Properties Trust, Inc.	(465,849)	(3,829,279)	3.0

Hotels, Restaurants & Leisure
Carnival Corp.	(2,087,396)	(21,187,069)	16.5
Expedia Group, Inc.	(13,918)	(1,350,464)	1.0
Las Vegas Sands Corp.	(398,683)	(22,904,338)	17.8
Norwegian Cruise Line Holdings Ltd.	(2,511,417)	(33,778,559)	26.3

		(79,220,430)

Independent Power and Renewable Electricity Producers
AES Corp.	(793,155)	(19,099,176)	14.9

Insurance
Marsh & McLennan Cos., Inc.	(198,458)	(33,053,180)	25.7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

IT Services
Twilio, Inc., Class A	(157,712)	$(10,508,351)	8.2%

Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A	(3,640)	(1,743,633)	1.4
Charles River Laboratories International, Inc.	(114,808)	(23,170,550)	18.0
Illumina, Inc.	(43,929)	(10,215,689)	7.9

		(35,129,872)

Media
Charter Communications, Inc., Class A	(94,180)	(33,679,710)	26.2
DISH Network Corp., Class A	(154,730)	(1,443,631)	1.1
Paramount Global, Class B	(1,499,921)	(33,463,237)	26.1

		(68,586,578)

Oil, Gas & Consumable Fuels
Cenovus Energy, Inc.	(757,009)	(13,217,377)	10.3
Diamondback Energy, Inc.	(28,443)	(3,844,640)	3.0
Hess Corp.	(78,077)	(10,332,710)	8.0
Kinder Morgan, Inc.	(142,973)	(2,503,457)	1.9
Ovintiv, Inc.	(452,055)	(16,310,145)	12.7
TC Energy Corp.	(193,804)	(7,540,914)	5.9

		(53,749,243)

Pharmaceuticals
Catalent, Inc.	(250,527)	(16,462,129)	12.8

Professional Services
Booz Allen Hamilton Holding Corp., Class A	(262,626)	(24,342,804)	18.9
Equifax, Inc.	(142,284)	(28,860,886)	22.5
Verisk Analytics, Inc., Class A	(22,795)	(4,373,449)	3.4

		(57,577,139)

Semiconductors & Semiconductor Equipment
Entegris, Inc.	(412,883)	(33,860,535)	26.4
Intel Corp.	(504,789)	(16,491,457)	12.8

		(50,351,992)

Software
Oracle Corp.	(356,307)	(33,108,046)	25.8

Specialized REITs
Extra Space Storage, Inc.	(5,156)	(840,067)	0.6

Specialty Retail
Gap, Inc.	(1,991,113)	(19,990,775)	15.6
Lithia Motors, Inc., Class A	(107,298)	(24,563,731)	19.1

		(44,554,506)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(706,124)	(28,393,246)	22.1

Textiles, Apparel & Luxury Goods
Crocs, Inc.	(267,455)	(33,817,010)	26.3

Total Reference Entity — Short		(807,987,731)

Net Value of Reference Entity — Barclays Bank PLC		$(128,533,655)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date on January 24, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	74,765	$35,343,658	(234.1)%

Communications Equipment
Cisco Systems, Inc.	639,013	33,404,405	(221.3)

Consumer Staples Distribution & Retail
Kroger Co.	300,604	14,840,820	(98.3)

Containers & Packaging
Westrock Co.	680,726	20,741,721	(137.4)

Electric Utilities
American Electric Power Co., Inc.	184,946	16,828,236	(111.5)
Exelon Corp.	438,795	18,381,123	(121.8)

		35,209,359

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	68,130	8,507,393	(56.4)

Entertainment
Walt Disney Co.	51,124	5,119,046	(33.9)

Food Products
General Mills, Inc.	13,176	1,126,021	(7.5)

Ground Transportation
CSX Corp.	596,203	17,850,318	(118.3)

Health Care Equipment & Supplies
Baxter International, Inc.	455,802	18,487,329	(122.5)

Health Care Providers & Services
Cardinal Health, Inc.	203,709	15,380,030	(101.9)
CVS Health Corp.	528,966	39,307,463	(260.4)
Mckesson Corp.	23,100	8,224,755	(54.5)
Quest Diagnostics, Inc.	7,318	1,035,351	(6.9)

		63,947,599

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	255,559	16,386,443	(108.5)
McDonald’s Corp.	81,824	22,878,809	(151.6)
MGM Resorts International	320,382	14,231,368	(94.3)
Royal Caribbean Cruises Ltd.	630,173	41,150,297	(272.6)

		94,646,917

Household Durables
Toll Brothers, Inc.	440,169	26,423,345	(175.1)

Insurance
Allstate Corp.	52,284	5,793,590	(38.4)
American International Group, Inc.	494,328	24,894,358	(164.9)
Hartford Financial Services Group, Inc.	68,528	4,775,717	(31.6)

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Insurance (continued)
Lincoln National Corp.	1,039,428	$23,355,947	(154.7)%
Marsh & McLennan Cos., Inc.	33,762	5,623,061	(37.3)

		64,442,673

IT Services
DXC Technology Co.	30,688	784,385	(5.2)

Machinery
Deere & Co.	5,094	2,103,211	(13.9)

Oil, Gas & Consumable Fuels
APA Corp.	542,963	19,579,246	(129.7)
Canadian Natural Resources Ltd.	162,713	9,006,164	(59.7)
ConocoPhillips	405,543	40,233,921	(266.5)
Kinder Morgan, Inc.	22,232	389,282	(2.6)
Marathon Petroleum Corp.	110,917	14,954,939	(99.1)
Ovintiv, Inc.	471,308	17,004,793	(112.7)
Valero Energy Corp.	156,075	21,788,070	(144.3)

		122,956,415

Pharmaceuticals
Bristol-Myers Squibb Co.	286,152	19,833,195	(131.4)
Johnson & Johnson	21,903	3,394,965	(22.5)
Pfizer, Inc.	290,535	11,853,828	(78.5)

		35,081,988

Specialized REITs
Weyerhaeuser Co.	1,008,157	30,375,770	(201.2)

Specialty Retail
AutoZone, Inc.	9,543	23,458,125	(155.4)

Technology Hardware, Storage & Peripherals
HP, Inc.	91,871	2,696,414	(17.9)

Total Reference Entity — Long		657,546,912

Reference Entity — Short

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	(452,897)	(19,189,246)	127.1
TransDigm Group, Inc.	(39,658)	(29,229,929)	193.7

		(48,419,175)

Broadline Retail
Nordstrom, Inc.	(821,030)	(13,358,158)	88.5

Chemicals
Corteva, Inc.	(347,556)	(20,961,102)	138.8
Sherwin-Williams Co.	(145,905)	(32,795,067)	217.3

		(53,756,169)

Consumer Finance
Ally Financial, Inc.	(963,751)	(24,566,013)	162.8
Capital One Financial Corp.	(174,903)	(16,818,672)	111.4

		(41,384,685)

Containers & Packaging
Ball Corp.	(179,166)	(9,873,838)	65.4

Electric Utilities
FirstEnergy Corp.	(394,948)	(15,821,617)	104.8
Nextera Energy, Inc.	(344,791)	(26,576,490)	176.1
NRG Energy, Inc.	(911,891)	(31,268,743)	207.2
Southern Co.	(400,523)	(27,868,390)	184.6

		(101,535,240)

Security	Shares	Value	% of Basket Value

Financial Services
MGIC Investment Corp.	(380,060)	$(5,100,405)	33.8%
Radian Group, Inc.	(122,925)	(2,716,643)	18.0

		(7,817,048)

Food Products
Conagra Brands, Inc.	(645,268)	(24,236,266)	160.6
Lamb Weston Holdings, Inc.	(191,541)	(20,019,865)	132.6

		(44,256,131)

Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(992,755)	(16,370,530)	108.4

Hotels, Restaurants & Leisure
Carnival Corp.	(347,638)	(3,528,526)	23.4

Household Durables
PulteGroup, Inc.	(432,026)	(25,178,475)	166.8

Independent Power and Renewable Electricity Producers
AES Corp.	(764,643)	(18,412,601)	122.0
Vistra Corp.	(580,313)	(13,927,512)	92.2

		(32,340,113)

Industrial Conglomerates
General Electric Co.	(445,967)	(42,634,445)	282.5

Insurance
Prudential Financial, Inc.	(166,350)	(13,763,799)	91.2

Life Sciences Tools & Services
Danaher Corp.	(159,672)	(40,243,731)	266.6

Media
Paramount Global, Class B	(462,853)	(10,326,250)	68.4

Oil, Gas & Consumable Fuels
Devon Energy Corp.	(231,002)	(11,691,011)	77.5
Enbridge, Inc.	(440,105)	(16,790,006)	111.2
Hess Corp.	(131,617)	(17,418,194)	115.4

		(45,899,211)

Passenger Airlines
American Airlines Group, Inc.	(1,196,064)	(17,641,944)	116.9

Retail REITs
Simon Property Group, Inc.	(81,646)	(9,141,903)	60.6

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(75,176)	(7,368,000)	48.8

Specialized REITs
Iron Mountain, Inc.	(195,297)	(10,333,164)	68.5

Specialty Retail
Gap, Inc.	(2,876,796)	(28,883,032)	191.3

Trading Companies & Distributors
United Rentals, Inc.	(66,285)	(26,232,952)	173.8

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(154,339)	(22,354,461)	148.1

Total Reference Entity — Short		(672,640,980)

Net Value of Reference Entity — Barclays Bank PLC		$(15,094,068)

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date on April 29, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Automobile Components
BorgWarner, Inc.	203,846	$10,010,877	6.5%
Goodyear Tire & Rubber Co.	720,088	7,935,370	5.1

		17,946,247

Biotechnology
Amgen, Inc.	114,650	27,716,638	17.9

Building Products
Johnson Controls International PLC	668,049	40,229,911	25.9

Communications Equipment
Cisco Systems, Inc.	161,802	8,458,200	5.4

Containers & Packaging
Westrock Co.	262,390	7,995,023	5.2

Electric Utilities
American Electric Power Co., Inc.	36,078	3,282,737	2.1
Exelon Corp.	196,156	8,216,975	5.3

		11,499,712

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	8,081	1,009,074	0.6

Energy Equipment & Services
Halliburton Co.	194,495	6,153,822	4.0

Ground Transportation
CSX Corp.	225,743	6,758,745	4.4
Norfolk Southern Corp.	190,862	40,462,744	26.1
Union Pacific Corp.	206,133	41,486,328	26.7

		88,707,817

Health Care Equipment & Supplies
Baxter International, Inc.	137,342	5,570,592	3.6

Health Care Providers & Services
Cardinal Health, Inc.	83,059	6,270,954	4.1
DaVita, Inc.	476,590	38,656,215	24.9

		44,927,169

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	7,376	472,949	0.3
Expedia Group, Inc.	422,815	41,025,740	26.4

		41,498,689

Household Durables
Toll Brothers, Inc.	8,279	496,988	0.3

Industrial Conglomerates
Honeywell International, Inc.	207,318	39,622,616	25.5

Insurance
Allstate Corp.	159,033	17,622,447	11.4
Chubb Ltd.	205,802	39,962,632	25.7
Marsh & McLennan Cos., Inc.	62,718	10,445,683	6.7

		68,030,762

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels
APA Corp.	208,428	$7,515,914	4.9%
Marathon Petroleum Corp.	29,983	4,042,608	2.6
Ovintiv, Inc.	276,057	9,960,136	6.4

		21,518,658

Pharmaceuticals
Johnson & Johnson	68,151	10,563,405	6.8
Pfizer, Inc.	99,723	4,068,698	2.6

		14,632,103

Specialized REITs
Weyerhaeuser Co.	86,573	2,608,444	1.7

Specialty Retail
AutoZone, Inc.	2,446	6,012,635	3.9
Bath & Body Works, Inc.	172,998	6,328,267	4.1

		12,340,902

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	1,024,121	41,179,905	26.5
Xerox Holdings Corp.	459,505	7,076,377	4.6

		48,256,282

Total Reference Entity — Long		509,219,649

Reference Entity — Short

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	(152,583)	(6,464,942)	(4.1)
Raytheon Technologies Corp.	(398,765)	(39,051,056)	(25.2)
TransDigm Group, Inc.	(15,747)	(11,606,326)	(7.5)

		(57,122,324)

Automobiles
Tesla, Inc.	(123,886)	(25,701,390)	(16.6)

Broadline Retail
Nordstrom, Inc.	(321,665)	(5,233,489)	(3.4)

Chemicals
Corteva, Inc.	(50,975)	(3,074,302)	(2.0)
Dow, Inc.	(559,782)	(30,687,249)	(19.8)
Sherwin-Williams Co.	(16,794)	(3,774,788)	(2.4)

		(37,536,339)

Consumer Finance
Ally Financial, Inc.	(155,718)	(3,969,252)	(2.6)
Capital One Financial Corp.	(32,626)	(3,137,316)	(2.0)
OneMain Holdings, Inc.	(289,492)	(10,734,363)	(6.9)

		(17,840,931)

Electric Utilities
Nextera Energy, Inc.	(52,443)	(4,042,306)	(2.6)

Financial Services
Fiserv, Inc.	(69,321)	(7,835,353)	(5.1)

Health Care Providers & Services
HCA Healthcare, Inc.	(5,735)	(1,512,205)	(1.0)

Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(563,893)	(9,298,596)	(6.0)

Household Durables
Dr. Horton, Inc.	(273,264)	(26,695,160)	(17.2)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Independent Power and Renewable Electricity Producers
AES Corp.	(203,946)	$(4,911,020)	(3.2)%
Vistra Corp.	(474,133)	(11,379,192)	(7.3)

		(16,290,212)

Insurance
Prudential Financial, Inc.	(169,483)	(14,023,023)	(9.0)

Media
DISH Network Corp., Class A	(38,049)	(354,997)	(0.2)
Paramount Global, Class B	(831,033)	(18,540,346)	(12.0)

		(18,895,343)

Metals & Mining
Barrick Gold Corp.	(748,005)	(13,890,453)	(8.9)
Teck Resources Ltd., Class B	(267,490)	(9,763,385)	(6.3)

		(23,653,838)

Oil, Gas & Consumable Fuels
Hess Corp.	(95,355)	(12,619,281)	(8.1)

Passenger Airlines
Southwest Airlines Co.	(11,236)	(365,619)	(0.2)
United Airlines Holdings, Inc.	(297,360)	(13,158,180)	(8.5)

		(13,523,799)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(347,478)	(34,056,319)	(22.0)

Specialized REITs
Iron Mountain, Inc.	(118,061)	(6,246,607)	(4.0)

Specialty Retail
Gap, Inc.	(1,453,664)	(14,594,787)	(9.4)

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(50,752)	(7,350,920)	(4.7)

Total Reference Entity — Short		(354,072,222)

Net Value of Reference Entity — BNP Paribas SA		$155,147,427

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date on April 29, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Building Products
Builders FirstSource, Inc.	277,937	$24,675,247	7.7%
Owens Corning	92,431	8,854,890	2.7

		33,530,137

Chemicals
Mosaic Co.	378,019	17,343,512	5.4
Olin Corp.	606,338	33,651,759	10.4

		50,995,271

Security	Shares	Value	% of Basket Value

Commercial Services & Supplies
Waste Connections, Inc.	174,179	$24,223,073	7.5%

Construction Materials
Martin Marietta Materials, Inc.	86,583	30,742,160	9.6

Diversified Telecommunication Services
AT&T, Inc.	251,673	4,844,708	1.5

Electric Utilities
Entergy Corp.	288,068	31,036,446	9.6
Evergy, Inc.	163,440	9,989,453	3.1
Eversource Energy	227,202	17,780,828	5.5
Xcel Energy, Inc.	13,308	897,492	0.3

		59,704,219

Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	203,129	32,801,271	10.2

Gas Utilities
Atmos Energy Corp.	59,788	6,717,780	2.1

Ground Transportation
CSX Corp.	177,501	5,314,380	1.7

Health Care Providers & Services
Cardinal Health, Inc.	444,206	33,537,553	10.4

Health Care REITs
Healthpeak Properties, Inc.	506,344	11,124,378	3.5

Hotels, Restaurants & Leisure
MGM Resorts International	204,697	9,092,641	2.8

Household Products
Kimberly-Clark Corp.	235,676	31,632,433	9.8

Insurance
American International Group, Inc.	28,407	1,430,577	0.4
Hartford Financial Services Group, Inc.	66,809	4,655,919	1.5
Lincoln National Corp.	254,537	5,719,446	1.8

		11,805,942

Interactive Media & Services
Match Group, Inc.	842,888	32,358,470	10.1

IT Services
VeriSign, Inc.	164,150	34,689,819	10.8

Media
Fox Corp., Class A	162,306	5,526,519	1.7

Metals & Mining
Nucor Corp.	212,689	32,854,070	10.2

Office REITs
Alexandria Real Estate Equities, Inc.	223,462	28,064,592	8.7
Boston Properties, Inc.	174,359	9,436,309	3.0

		37,500,901

Oil, Gas & Consumable Fuels
APA Corp.	588,158	21,208,978	6.6
Coterra Energy, Inc.	402,562	9,878,871	3.1
Marathon Petroleum Corp.	194,300	26,197,469	8.1
SM Energy Co.	437,161	12,310,454	3.8

		69,595,772

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Passenger Airlines
Southwest Airlines Co.	455,013	$14,806,123	4.6%

Residential REITs
Equity Residential	331,165	19,869,900	6.2

Software
Fair Isaac Corp.	24,996	17,564,439	5.4
PTC, Inc.	86,937	11,147,932	3.5

		28,712,371

Specialized REITs
Public Storage	36,123	10,914,203	3.4
SBA Communications Corp., Class A	127,827	33,371,795	10.3
Weyerhaeuser Co.	72,397	2,181,322	0.7

		46,467,320

Specialty Retail
O’Reilly Automotive, Inc.	136	115,461	0.0

Technology Hardware, Storage & Peripherals
NetApp, Inc.	187,465	11,969,640	3.7

Total Reference Entity — Long		680,532,312

Reference Entity — Short

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	(23,189)	(982,518)	(0.3)

Automobile Components
Aptiv PLC	(45,698)	(5,126,859)	(1.6)

Broadline Retail
Amazon.com, Inc.	(278,680)	(28,784,857)	(8.9)
Nordstrom, Inc.	(330,452)	(5,376,454)	(1.7)

		(34,161,311)

Chemicals
International Flavors & Fragrances, Inc.	(12,479)	(1,147,569)	(0.4)
Sherwin-Williams Co.	(608)	(136,660)	(0.0)

		(1,284,229)

Communications Equipment
Ciena Corp.	(545,166)	(28,632,118)	(8.9)

Construction & Engineering
Quanta Services, Inc.	(23,952)	(3,991,361)	(1.2)

Consumer Staples Distribution & Retail
Walgreens Boots Alliance, Inc.	(738,181)	(25,526,299)	(7.9)

Containers & Packaging
Amcor PLC	(1,321,820)	(15,042,311)	(4.7)
Ball Corp.	(146,670)	(8,082,984)	(2.5)

		(23,125,295)

Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc.	(10,148)	(4,539,809)	(1.4)

Energy Equipment & Services
Baker Hughes Co., Class A	(113,893)	(3,286,952)	(1.0)

Security	Shares	Value	% of Basket Value

Food Products
Bunge Ltd.	(135,136)	$(12,908,191)	(4.0)%

Health Care REITs
Medical Properties Trust, Inc.	(2,727,392)	(22,419,162)	(7.0)
Welltower, Inc.	(441,448)	(31,647,407)	(9.8)

		(54,066,569)

Household Durables
PulteGroup, Inc.	(566,305)	(33,004,255)	(10.3)

Industrial REITs
Prologis, Inc.	(141,238)	(17,622,265)	(5.5)

Insurance
Willis Towers Watson PLC	(418)	(97,135)	(0.0)

Media
Paramount Global, Class B	(41,809)	(932,759)	(0.3)

Metals & Mining
Southern Copper Corp.	(427,136)	(32,569,120)	(10.1)

Multi-Utilities
Sempra Energy	(1,060)	(160,230)	(0.1)

Oil, Gas & Consumable Fuels
Hess Corp.	(75,768)	(10,027,137)	(3.1)
Targa Resources Corp.	(117,516)	(8,572,792)	(2.7)

		(18,599,929)

Professional Services
Booz Allen Hamilton Holding Corp., Class A	(77,759)	(7,207,482)	(2.2)

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(4,804)	(3,081,958)	(1.0)

Software
Workday, Inc., Class A	(24,236)	(5,005,704)	(1.6)

Specialized REITs
VICI Properties, Inc., Class A	(167,857)	(5,475,495)	(1.7)

Specialty Retail
Lithia Motors, Inc., Class A	(42,445)	(9,716,934)	(3.0)

Technology Hardware, Storage & Peripherals
Western Digital Corp.	(729,634)	(27,485,313)	(8.5)

Total Reference Entity — Short		(358,590,090)

Net Value of Reference Entity — BNP Paribas SA		$321,942,222

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date on February 24, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
L3harris Technologies, Inc.	164,520	$32,285,405	13.1%

Building Products
Owens Corning	41,438	3,969,760	1.6

Chemicals
Eastman Chemical Co.	156,586	13,206,463	5.4

Ground Transportation
CSX Corp.	147,832	4,426,090	1.8

Health Care Providers & Services
AMN Healthcare Services, Inc.	383,747	31,835,651	12.9

Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	216,464	33,586,554	13.6

Insurance
Assurant, Inc.	50,743	6,092,712	2.5

IT Services
Gartner, Inc.	78,429	25,549,815	10.4

Media
Fox Corp., Class A	224,752	7,652,806	3.1
Sirius XM Holdings, Inc.	5,734,896	22,767,537	9.2

		30,420,343

Metals & Mining
Newmont Corp.	642,576	31,499,076	12.8

Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	280,038	6,872,132	2.8
EOG Resources, Inc.	278,095	31,878,030	12.9
Pioneer Natural Resources Co.	165,515	33,804,784	13.7

		72,554,946

Pharmaceuticals
Elanco Animal Health, Inc.	289,160	2,718,104	1.1

Professional Services
Leidos Holdings, Inc.	130,494	12,013,278	4.9

Residential REITs
Sun Communities, Inc.	2,239	315,430	0.1

Retail REITs
Simon Property Group, Inc.	196,529	22,005,352	8.9

Software
Fair Isaac Corp.	22,924	16,108,466	6.5

Technology Hardware, Storage & Peripherals
HP, Inc.	935,089	27,444,862	11.1

Total Reference Entity — Long		366,032,307

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Construction & Engineering
Quanta Services, Inc.	(14,574)	$(2,428,611)	(1.0)%

Health Care Equipment & Supplies
Zimmer Biomet Holdings, Inc.	(200,558)	(25,912,093)	(10.5)

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	(12,556)	(33,303,660)	(13.5)

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(57,240)	(32,991,419)	(13.4)

Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.	(46,690)	(817,542)	(0.3)

Specialized REITs
Equinix, Inc.	(33,047)	(23,828,209)	(9.6)

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	(10,070)	(160,415)	(0.1)

Total Reference Entity — Short		(119,441,949)

Net Value of Reference Entity — Citibank N.A		$246,590,358

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date on February 24, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Financial Services
Berkshire Hathaway, Inc., Class B	130,419	$40,269,475	(433.4)%

Health Care Providers & Services
Tenet Healthcare Corp.	177,679	10,557,686	(113.6)

Household Durables
Lennar Corp., Class A	17,201	1,807,997	(19.5)

Metals & Mining
Cleveland-Cliffs, Inc.	696,142	12,760,283	(137.3)

Oil, Gas & Consumable Fuels
APA Corp.	102,288	3,688,505	(39.7)
Targa Resources Corp.	344,325	25,118,509	(270.3)

		28,807,014

Pharmaceuticals
Johnson & Johnson	13,826	2,143,030	(23.1)

Specialty Retail
Lowe’s Cos., Inc.	201,810	40,355,946	(434.3)

Total Reference Entity — Long		136,701,431

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Aerospace & Defense
Northrop Grumman Corp.	(18,201)	$(8,403,766)	90.4%

Automobiles
General Motors Co.	(16,240)	(595,683)	6.4
Tesla, Inc.	(82,765)	(17,170,427)	184.8

		(17,766,110)

Broadline Retail
Kohl’s Corp.	(1,782,200)	(41,952,988)	451.5

Consumer Finance
American Express Co.	(53,419)	(8,811,464)	94.8

Electric Utilities
Nextera Energy, Inc.	(6,425)	(495,239)	5.3

Ground Transportation
Avis Budget Group, Inc.	(58,470)	(11,389,956)	122.6

Household Durables
Newell Brands, Inc.	(1,680,549)	(20,906,030)	225.0

Independent Power and Renewable Electricity Producers
Vistra Corp.	(326,697)	(7,840,728)	84.4

Insurance
Prudential Financial, Inc.	(138,325)	(11,445,010)	123.2

Retail REITs
Simon Property Group, Inc.	(151,668)	(16,982,266)	182.8

Total Reference Entity — Short		(145,993,557)

Net Value of Reference Entity — Citibank N.A		$(9,292,126)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date on August 19, 2026:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Broadline Retail
Macy’s, Inc.	218,481	$3,821,233	(441.1)%

Entertainment
Netflix, Inc.	124,345	42,958,711	(4,959.2)

Hotels, Restaurants & Leisure
Yum! Brands, Inc.	170,381	22,503,922	(2,597.9)

Insurance
Marsh & McLennan Cos., Inc.	57,464	9,570,629	(1,104.8)

Metals & Mining
United States Steel Corp.	1,340,504	34,987,154	(4,038.9)

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	208	$28,045	(3.2)%

Pharmaceuticals
Johnson & Johnson	15,662	2,427,610	(280.3)

Specialized REITs
Weyerhaeuser Co.	257,965	7,772,485	(897.3)

Total Reference Entity — Long		124,069,789

Reference Entity — Short

Common Stocks

Air Freight & Logistics
FedEx Corp.	(32,743)	(7,481,448)	863.7

Containers & Packaging
Ball Corp.	(250,982)	(13,831,619)	1,596.7

Health Care Equipment & Supplies
Boston Scientific Corp.	(19,226)	(961,877)	111.1

Household Durables
Dr. Horton, Inc.	(146,630)	(14,324,285)	1,653.6

Insurance
MetLife, Inc.	(35,422)	(2,052,351)	236.9

Multi-Utilities
Sempra Energy	(236,316)	(35,721,526)	4,123.7

Oil, Gas & Consumable Fuels
Hess Corp.	(80,024)	(10,590,376)	1,222.6
TC Energy Corp.	(1,027,308)	(39,972,554)	4,614.4

		(50,562,930)

Total Reference Entity — Short		(124,936,036)

Net Value of Reference Entity — Goldman Sachs Bank USA		$(866,247)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date on August 19, 2026:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Building Products
Johnson Controls International PLC	547,725	$32,983,999	19.7%
Owens Corning	45,975	4,404,405	2.6

		37,388,404

Capital Markets
Factset Research Systems, Inc.	77,071	31,991,401	19.1

Electronic Equipment, Instruments & Components
Trimble, Inc.	28,990	1,519,656	0.9

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Providers & Services
Centene Corp.	179,811	$11,365,853	6.8%
Quest Diagnostics, Inc.	238,612	33,758,826	20.1

		45,124,679

Health Care REITs
Healthpeak Properties, Inc.	80,412	1,766,652	1.1

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	484,843	31,660,248	18.9

Household Products
Kimberly-Clark Corp.	15,966	2,142,957	1.3

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	51,125	6,893,184	4.1
PBF Energy, Inc., Class A	540,416	23,432,438	14.0

		30,325,622

Pharmaceuticals
Elanco Animal Health, Inc.	497,190	4,673,586	2.8
Pfizer, Inc.	795,382	32,451,586	19.4

		37,125,172

Residential REITs
Camden Property Trust	7,407	776,550	0.5
Mid-America Apartment Communities, Inc.	47,905	7,235,571	4.3

		8,012,121

Specialty Retail
Bath & Body Works, Inc.	880,006	32,190,622	19.2

Total Reference Entity — Long		259,247,534

Reference Entity — Short

Common Stocks

Broadline Retail
Nordstrom, Inc.	(11,623)	(189,106)	(0.1)

Containers & Packaging
Ball Corp.	(108,794)	(5,995,638)	(3.6)

Household Durables
Dr. Horton, Inc.	(39,111)	(3,820,754)	(2.3)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(245,207)	(13,572,208)	(8.1)
Diamondback Energy, Inc.	(130,561)	(17,647,930)	(10.5)

		(31,220,138)

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(47,200)	(30,280,688)	(18.1)

Textiles, Apparel & Luxury Goods
VF Corp.	(670,468)	(15,360,422)	(9.2)

Trading Companies & Distributors
United Rentals, Inc.	(12,388)	(4,902,675)	(2.9)

Total Reference Entity — Short		(91,769,421)

Net Value of Reference Entity — Goldman Sachs Bank USA		$167,478,113

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date on February 10, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
General Dynamics Corp.	42,270	$9,646,437	(173.1)%

Biotechnology
Amgen, Inc.	74,823	18,088,460	(324.7)

Building Products
Trane Technologies PLC	55,981	10,299,384	(184.9)

Chemicals
Albemarle Corp.	24,286	5,368,177	(96.4)

Diversified Telecommunication Services
AT&T, Inc.	207,358	3,991,642	(71.6)

Electric Utilities
Eversource Energy	61,294	4,796,868	(86.1)

Electrical Equipment
Emerson Electric Co.	89,218	7,774,457	(139.5)

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	169,882	13,882,757	(249.2)

Financial Services
Equitable Holdings, Inc.	99,542	2,527,371	(45.4)

Food Products
Archer-Daniels-Midland Co.	131,040	10,438,646	(187.3)
J M Smucker Co.	212,480	33,437,978	(600.2)

		43,876,624

Gas Utilities
Atmos Energy Corp.	44,812	5,035,076	(90.4)

Health Care Equipment & Supplies
Hologic, Inc.	59,646	4,813,432	(86.4)

Health Care Providers & Services
Mckesson Corp.	90,526	32,231,782	(578.5)

Health Care REITs
Healthpeak Properties, Inc.	106,426	2,338,179	(42.0)

Hotels, Restaurants & Leisure
Aramark	879,089	31,471,386	(564.9)
Wynn Resorts Ltd.	6,619	740,733	(13.3)

		32,212,119

Household Durables
NVR, Inc.	5,917	32,970,648	(591.8)

Industrial Conglomerates
Honeywell International, Inc.	38,894	7,433,421	(133.4)

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Insurance
American International Group, Inc.	63,551	$3,200,428	(57.5)%
Hartford Financial Services Group, Inc.	297,969	20,765,460	(372.7)

		23,965,888

IT Services
GoDaddy, Inc., Class A	40,932	3,181,235	(57.1)

Life Sciences Tools & Services
Agilent Technologies, Inc.	56,571	7,826,032	(140.5)

Machinery
Deere & Co.	44,475	18,362,838	(329.6)
Xylem, Inc.	27,091	2,836,428	(50.9)

		21,199,266

Metals & Mining
Alcoa Corp.	34,573	1,471,427	(26.4)

Office REITs
Boston Properties, Inc.	108,456	5,869,639	(105.4)

Oil, Gas & Consumable Fuels
Chevron Corp.	148,321	24,200,055	(434.3)
ConocoPhillips	161,843	16,056,444	(288.2)
SM Energy Co.	47,445	1,336,051	(24.0)
Williams Cos, Inc.	5,421	161,871	(2.9)

		41,754,421

Pharmaceuticals
Elanco Animal Health, Inc.	788,002	7,407,219	(132.9)

Semiconductors & Semiconductor Equipment
Qorvo, Inc.	33,283	3,380,554	(60.7)

Software
PTC, Inc.	50,677	6,498,312	(116.6)
Roper Technologies, Inc.	316	139,258	(2.5)

		6,637,570

Specialty Retail
TJX Cos, Inc.	426,819	33,445,537	(600.3)

Total Reference Entity — Long		393,425,622

Reference Entity — Short

Common Stocks

Automobile Components
Aptiv PLC	(192,981)	(21,650,538)	388.6

Automobiles
Ford Motor Co.	(2,726,524)	(34,354,202)	616.6
General Motors Co.	(608,523)	(22,320,624)	400.7

		(56,674,826)

Broadline Retail
Amazon.com, Inc.	(49,467)	(5,109,447)	91.7
Kohl’s Corp.	(286,263)	(6,738,631)	120.9
Nordstrom, Inc.	(946)	(15,391)	0.3

		(11,863,469)

Building Products
Advanced Drainage Systems, Inc.	(219,517)	(18,485,531)	331.8
Carlisle Cos., Inc.	(13,204)	(2,985,028)	53.6
Fortune Brands Home & Security, Inc.	(72,461)	(4,255,634)	76.4

		(25,726,193)

Chemicals
Ecolab, Inc.	(46,158)	(7,640,534)	137.1

Security	Shares	Value	% of Basket Value

Chemicals (continued)
International Flavors & Fragrances, Inc.	(361,047)	$(33,201,882)	596.0%
LyondellBasell Industries NV, Class A	(212,721)	(19,972,375)	358.5

		(60,814,791)

Containers & Packaging
Amcor PLC	(456,336)	(5,193,104)	93.2

Electrical Equipment
Eaton Corp. PLC	(123,781)	(21,208,636)	380.7

Electronic Equipment, Instruments & Components
Jabil, Inc.	(22,739)	(2,004,670)	36.0
Teledyne Technologies, Inc.	(7,190)	(3,216,519)	57.7

		(5,221,189)

Health Care Equipment & Supplies
Medtronic PLC	(94,578)	(7,624,878)	136.9

Health Care Providers & Services
UnitedHealth Group, Inc.	(56,742)	(26,815,702)	481.3

Household Durables
Dr. Horton, Inc.	(146,555)	(14,316,958)	257.0

Independent Power and Renewable Electricity Producers
AES Corp.	(58,424)	(1,406,850)	25.2

Insurance
Progressive Corp.	(181,366)	(25,946,220)	465.7

Life Sciences Tools & Services
Avantor, Inc.	(622,455)	(13,158,699)	236.2
Danaher Corp.	(67,083)	(16,907,599)	303.5

		(30,066,298)

Metals & Mining
Cleveland-Cliffs, Inc.	(544,414)	(9,979,108)	179.1
Freeport-McMoRan, Inc.	(304,991)	(12,477,182)	223.9
Southern Copper Corp.	(19,708)	(1,502,735)	27.0

		(23,959,025)

Oil, Gas & Consumable Fuels
Hess Corp.	(16,467)	(2,179,243)	39.1
ONEOK, Inc.	(105,066)	(6,675,894)	119.8
Targa Resources Corp.	(11,626)	(848,117)	15.2
TC Energy Corp.	(31,006)	(1,206,443)	21.7

		(10,909,697)

Semiconductors & Semiconductor Equipment
Marvell Technology, Inc.	(140,265)	(6,073,474)	109.0

Software
Workday, Inc., Class A	(101,213)	(20,904,533)	375.2

Specialized REITs
CubeSmart	(115,771)	(5,350,936)	96.0
Digital Realty Trust, Inc.	(111,218)	(10,933,841)	196.3

		(16,284,777)

Technology Hardware, Storage & Peripherals
Western Digital Corp.	(168,192)	(6,335,793)	113.7

Total Reference Entity — Short		(398,996,951)

Net Value of Reference Entity — HSBC Bank PLC		$(5,571,329)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date on February 10, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Biotechnology
Amgen, Inc.	54,891	$13,269,899	(72.5)%

Communications Equipment
Motorola Solutions, Inc.	104,359	29,860,241	(163.1)

Consumer Staples Distribution & Retail
Walmart, Inc.	190,586	28,101,906	(153.5)

Diversified Consumer Services
H&R Block, Inc.	172,454	6,079,004	(33.2)

Food Products
Campbell Soup Co.	241,988	13,304,500	(72.7)

Health Care Equipment & Supplies
Baxter International, Inc.	197,759	8,021,105	(43.8)

Health Care Providers & Services
Universal Health Services, Inc.	104,311	13,257,928	(72.4)

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	132,060	8,467,687	(46.3)

Insurance
Allstate Corp.	152,866	16,939,081	(92.5)
American International Group, Inc.	302,193	15,218,440	(83.1)
Loews Corp.	442,952	25,700,075	(140.4)

		57,857,596

Media
Comcast Corp., Class A	26,051	987,593	(5.4)
Omnicom Group, Inc.	446,870	42,157,716	(230.3)

		43,145,309

Metals & Mining
Newmont Corp.	847,647	41,551,656	(227.0)

Oil, Gas & Consumable Fuels
Pioneer Natural Resources Co.	210,512	42,994,971	(234.9)

Pharmaceuticals
Johnson & Johnson	112,297	17,406,035	(95.1)

Specialty Retail
Home Depot, Inc.	136,101	40,166,127	(219.4)

Total Reference Entity — Long		363,483,964

Reference Entity — Short

Common Stocks

Air Freight & Logistics
United Parcel Service, Inc., Class B	(99,365)	(19,275,816)	105.3

Chemicals
Eastman Chemical Co.	(110,168)	(9,291,569)	50.7
Sherwin-Williams Co.	(20,412)	(4,588,005)	25.1

		(13,879,574)

Consumer Finance
OneMain Holdings, Inc.	(523,681)	(19,418,092)	106.1

Security	Shares	Value	% of Basket Value

Containers & Packaging
Ball Corp.	(263,310)	$(14,511,014)	79.3%

Electric Utilities
NRG Energy, Inc.	(327,421)	(11,227,266)	61.3

Food Products
Conagra Brands, Inc.	(149,852)	(5,628,441)	30.8
Mondelez International, Inc., Class A	(201,771)	(14,067,474)	76.8

		(19,695,915)

Health Care Providers & Services
UnitedHealth Group, Inc.	(83,161)	(39,301,057)	214.7

Hotels, Restaurants & Leisure
Aramark	(619,748)	(22,186,977)	121.2

Household Durables
Whirlpool Corp.	(196,876)	(25,991,570)	142.0

Household Products
Procter & Gamble Co.	(252,825)	(37,592,549)	205.3

Independent Power and Renewable Electricity Producers
Vistra Corp.	(268,909)	(6,453,816)	35.3

IT Services
International Business Machines Corp.	(310,525)	(40,706,722)	222.4

Multi-Utilities
Dominion Energy, Inc.	(205,284)	(11,477,429)	62.7

Oil, Gas & Consumable Fuels
Devon Energy Corp.	(487,564)	(24,675,614)	134.8
Occidental Petroleum Corp.	(190,313)	(11,881,241)	64.9

		(36,556,855)

Passenger Airlines
United Airlines Holdings, Inc.	(628,212)	(27,798,381)	151.8

Retail REITs
Simon Property Group, Inc.	(115,456)	(12,927,608)	70.6

Software
Oracle Corp.	(197,203)	(18,324,103)	100.1

Specialty Retail
Best Buy Co., Inc.	(57,051)	(4,465,382)	24.4

Total Reference Entity — Short		(381,790,126)

Net Value of Reference Entity — HSBC Bank PLC		$(18,306,162)

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date on October 3, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Huntington Ingalls Industries, Inc.	1,331	$275,544	(0.4)%

Automobile Components
BorgWarner, Inc.	257,668	12,654,075	(18.3)

Capital Markets
Nasdaq, Inc.	402,090	21,982,260	(31.8)

Construction Materials
Vulcan Materials Co.	93,446	16,031,596	(23.2)

Consumer Staples Distribution & Retail
Performance Food Group Co.	7,708	465,101	(0.7)
Walmart, Inc.	36,178	5,334,446	(7.7)

		5,799,547

Containers & Packaging
Westrock Co.	371,213	11,310,860	(16.3)

Electronic Equipment, Instruments & Components
Flex Ltd.	112,094	2,579,283	(3.7)

Energy Equipment & Services
Halliburton Co.	229,176	7,251,129	(10.5)

Financial Services
Equitable Holdings, Inc.	100,794	2,559,160	(3.7)
Fidelity National Information Services, Inc.	111,440	6,054,535	(8.7)

		8,613,695

Food Products
Darling Ingredients, Inc.	51,419	3,002,870	(4.4)
Kellogg Co.	148,036	9,912,490	(14.3)

		12,915,360

Ground Transportation
Union Pacific Corp.	25,686	5,169,564	(7.5)

Health Care REITs
Healthpeak Properties, Inc.	251,877	5,533,738	(8.0)

Hotels, Restaurants & Leisure
MGM Resorts International	171,698	7,626,825	(11.0)
Penn Entertainment, Inc.	711,760	21,110,802	(30.5)

		28,737,627

Household Durables
Whirlpool Corp.	15,841	2,091,329	(3.0)

Household Products
Colgate Palmolive Co.	343,875	25,842,206	(37.3)

Insurance
American International Group, Inc.	306,088	15,414,592	(22.3)

Security	Shares	Value	% of Basket Value

Insurance (continued)
MetLife, Inc.	63,292	$3,667,138	(5.3)%
Travelers Cos, Inc.	3,409	584,337	(0.8)

		19,666,067

Machinery
PACCAR, Inc.	26,286	1,924,135	(2.8)
Parker-Hannifin Corp.	43,140	14,499,786	(20.9)

		16,423,921

Media
Interpublic Group Of Cos, Inc.	74,655	2,780,152	(4.0)

Metals & Mining
Kinross Gold Corp.	189,911	894,481	(1.3)
Steel Dynamics, Inc.	302,037	34,148,303	(49.3)

		35,042,784

Multi-Utilities
DTE Energy Co.	130,161	14,257,836	(20.6)

Oil, Gas & Consumable Fuels
Antero Resources Corp.	325,374	7,512,886	(10.9)
HF Sinclair Corp.	297,821	14,408,580	(20.8)

		21,921,466

Residential REITs
Camden Property Trust	79,797	8,365,917	(12.1)

Semiconductors & Semiconductor Equipment
KLA Corp.	3,249	1,296,903	(1.9)
NXP Semiconductors NV	10,390	1,937,475	(2.8)
Texas Instruments, Inc.	47,271	8,792,879	(12.7)

		12,027,257

Software
Elastic NV	351,816	20,370,146	(29.4)
Gen Digital, Inc.	945,637	16,227,131	(23.5)

		36,597,277

Specialized REITs
Crown Castle, Inc.	94,800	12,688,032	(18.3)
Weyerhaeuser Co.	746,220	22,483,609	(32.5)

		35,171,641

Specialty Retail
AutoNation, Inc.	1,395	187,432	(0.3)
AutoZone, Inc.	469	1,152,872	(1.6)
Murphy USA Inc.	10,695	2,759,845	(4.0)

		4,100,149

Textiles, Apparel & Luxury Goods
Ralph Lauren Corp., Class A	28,637	3,341,079	(4.8)

Total Reference Entity — Long		376,483,359

Reference Entity — Short

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	(137,262)	(5,815,791)	8.4

Broadline Retail
Kohl’s Corp.	(690,944)	(16,264,822)	23.5

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Building Products
Advanced Drainage Systems, Inc.	(175,507)	$(14,779,445)	21.4%

Capital Markets
MSCI, Inc., Class A	(379)	(212,122)	0.3
Raymond James Financial, Inc.	(185,421)	(17,294,217)	25.0

		(17,506,339)

Chemicals
Celanese Corp., Class A	(65,594)	(7,142,531)	10.3

Consumer Finance
Synchrony Financial	(479,761)	(13,951,450)	20.2

Consumer Staples Distribution & Retail
Walgreens Boots Alliance, Inc.	(227,426)	(7,864,391)	11.4

Electric Utilities
Nextera Energy, Inc.	(412,605)	(31,803,593)	46.0

Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc.	(3,412)	(1,526,392)	2.2

Energy Equipment & Services
Baker Hughes Co., Class A	(529,499)	(15,281,341)	22.1

Financial Services
Global Payments, Inc.	(87,773)	(9,237,231)	13.3

Food Products
Lamb Weston Holdings, Inc.	(16,872)	(1,763,461)	2.5

Health Care Equipment & Supplies
Teleflex, Inc.	(3,624)	(917,996)	1.3
Zimmer Biomet Holdings, Inc.	(32,766)	(4,233,367)	6.1

		(5,151,363)

Health Care Providers & Services
Tenet Healthcare Corp.	(507,800)	(30,173,476)	43.6

Health Care REITs
Medical Properties Trust, Inc.	(969,814)	(7,971,871)	11.5

Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(35,562)	(586,417)	0.8

Independent Power and Renewable Electricity Producers
AES Corp.	(64,230)	(1,546,657)	2.2

Industrial REITs
Prologis, Inc.	(114,604)	(14,299,141)	20.7

Insurance
Brown & Brown, Inc.	(76,711)	(4,404,746)	6.4

Interactive Media & Services
Meta Platforms, Inc., Class A	(163,353)	(34,621,035)	50.0
Zoominfo Technologies, Inc., Class A	(97,950)	(2,420,344)	3.5

		(37,041,379)

Machinery
Stanley Black & Decker, Inc.	(413,238)	(33,298,718)	48.1

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(329,860)	(18,257,751)	26.4
Cenovus Energy, Inc.	(885,606)	(15,462,681)	22.3

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp.	(756,499)	$(24,139,883)	34.9%
Occidental Petroleum Corp.	(105,748)	(6,601,848)	9.5

		(64,462,163)

Passenger Airlines
Delta Air Lines, Inc.	(3,044)	(106,297)	0.2

Pharmaceuticals
Zoetis, Inc.	(2,134)	(355,183)	0.5

Semiconductors & Semiconductor Equipment
ON Semiconductor Corp.	(384,457)	(31,648,500)	45.7

Specialized REITs
VICI Properties, Inc., Class A	(876,290)	(28,584,580)	41.3

Specialty Retail
Foot Locker, Inc.	(567,273)	(22,515,065)	32.5

Tobacco
Philip Morris International, Inc.	(211,991)	(20,616,125)	29.8

Total Reference Entity — Short		(445,698,468)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(69,215,109)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date on October 3, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Automobile Components
BorgWarner, Inc.	451,102	$22,153,619	76.0%

Consumer Staples Distribution & Retail
Kroger Co.	366,878	18,112,767	62.2

Containers & Packaging
Westrock Co.	470,967	14,350,364	49.3

Electric Utilities
American Electric Power Co., Inc.	227,182	20,671,290	71.0
Exelon Corp.	341,612	14,310,127	49.1

		34,981,417

Energy Equipment & Services
Halliburton Co.	1,106,704	35,016,115	120.2

Ground Transportation
CSX Corp.	328,570	9,837,386	33.8

Health Care Equipment & Supplies
Baxter International, Inc.	227,703	9,235,634	31.7

Health Care Providers & Services
Cardinal Health, Inc.	241,705	18,248,728	62.6
Mckesson Corp.	70,283	25,024,262	85.9

		43,272,990

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	172,588	$11,066,342	38.0%
Darden Restaurants, Inc.	142,814	22,159,020	76.1
McDonald’s Corp.	63,037	17,625,776	60.5

		50,851,138

Household Durables
Toll Brothers, Inc.	152,870	9,176,786	31.5

Insurance
Hartford Financial Services Group, Inc.	128,449	8,951,611	30.7
Marsh & McLennan Cos., Inc.	41,108	6,846,537	23.5

		15,798,148

IT Services
DXC Technology Co.	177,316	4,532,197	15.6

Machinery
Caterpillar, Inc.	176,405	40,368,520	138.6

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	170,910	23,043,795	79.1

Pharmaceuticals
Bristol-Myers Squibb Co.	296,430	20,545,563	70.6
Pfizer, Inc.	507,076	20,688,701	71.0

		41,234,264

Specialty Retail
AutoZone, Inc.	4,599	11,305,032	38.8

Tobacco
Altria Group, Inc.	880,839	39,303,036	134.9

Total Reference Entity — Long		422,573,208

Reference Entity — Short

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	(366,626)	(15,533,944)	(53.3)

Chemicals
Corteva, Inc.	(274,847)	(16,576,023)	(56.9)

Consumer Finance
Ally Financial, Inc.	(494,372)	(12,601,542)	(43.3)
Capital One Financial Corp.	(218,244)	(20,986,343)	(72.0)

		(33,587,885)

Containers & Packaging
Ball Corp.	(50,117)	(2,761,948)	(9.5)
Sealed Air Corp.	(155,729)	(7,149,518)	(24.5)

		(9,911,466)

Diversified Telecommunication Services
AT&T, Inc.	(540,262)	(10,400,043)	(35.7)
Lumen Technologies, Inc.	(68,837)	(182,418)	(0.6)

		(10,582,461)

Security	Shares	Value	% of Basket Value

Electric Utilities
Nextera Energy, Inc.	(144,175)	$(11,113,009)	(38.2)%
Southern Co.	(67,530)	(4,698,737)	(16.1)

		(15,811,746)

Financial Services
Fiserv, Inc.	(272,941)	(30,850,521)	(105.9)
MGIC Investment Corp.	(416,281)	(5,586,491)	(19.2)
Radian Group, Inc.	(623,996)	(13,790,312)	(47.3)

		(50,227,324)

Food Products
Conagra Brands, Inc.	(269,285)	(10,114,345)	(34.7)
Kraft Heinz Co.	(1,023,016)	(39,560,029)	(135.8)
Lamb Weston Holdings, Inc.	(204,904)	(21,416,566)	(73.5)
Mondelez International, Inc., Class A	(48,159)	(3,357,645)	(11.6)

		(74,448,585)

Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(1,019,480)	(16,811,225)	(57.7)

Household Durables
PulteGroup, Inc.	(208,553)	(12,154,469)	(41.7)

Independent Power and Renewable Electricity Producers
AES Corp.	(345,621)	(8,322,554)	(28.6)

Insurance
Prudential Financial, Inc.	(21,521)	(1,780,647)	(6.1)

Media
Charter Communications, Inc., Class A	(91,134)	(32,590,430)	(111.9)

Metals & Mining
Teck Resources Ltd., Class B	(596,175)	(21,760,387)	(74.7)

Oil, Gas & Consumable Fuels Enbridge, Inc.	(147,912)	(5,642,843)	(19.4)

Passenger Airlines
Southwest Airlines Co.	(1,191,561)	(38,773,395)	(133.1)

Specialized REITs
Iron Mountain, Inc.	(79,312)	(4,196,398)	(14.4)

Trading Companies & Distributors
United Rentals, Inc.	(37,147)	(14,701,297)	(50.5)

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(69,257)	(10,031,184)	(34.5)

Total Reference Entity — Short		(393,444,263)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$29,128,945

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$170,320,016	$—	$170,320,016
Common Stocks	233,925,518	—	—	233,925,518
Corporate Bonds	—	4,257,988,630	—	4,257,988,630
Non-Agency Mortgage-Backed Securities	—	1,410,197,180	—	1,410,197,180
Preferred Securities
Capital Trust	—	199,094	—	199,094
U.S. Government Sponsored Agency Securities	—	3,884,914,084	—	3,884,914,084
Short-Term Securities
Money Market Funds	15,284,075	—	—	15,284,075
U.S. Treasury Obligations	—	892,880,175	—	892,880,175
Liabilities
Investments
TBA Sale Commitments	—	(1,026,504,361)	—	(1,026,504,361)

	$249,209,593	$9,589,994,818	$—	$9,839,204,411

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$2,295,370	$—	$2,295,370
Equity Contracts	—	59,544,286	—	59,544,286
Foreign Currency Exchange Contracts	—	186,218	—	186,218
Interest Rate Contracts	8,156,712	9,074,454	—	17,231,166
Other Contracts	—	143,727	—	143,727
Liabilities
Credit Contracts	—	(5,325,709)	—	(5,325,709)
Equity Contracts	—	(31,964,210)	—	(31,964,210)
Foreign Currency Exchange Contracts	—	(568,610)	—	(568,610)
Interest Rate Contracts	(101,685,258)	(16,975,840)	—	(118,661,098)
Other Contracts	—	(746,994)	—	(746,994)

	$(93,528,546)	$15,662,692	$—	$(77,865,854)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Systematic Multi-Strategy Fund

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BBR	Bank Bill Rate

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

PIK	Payment-in-Kind

PRIBOR	Prague Interbank Offer Rate

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

SSARON	Swiss Average Overnight Rate

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

THOR	Thai Overnight Repurchase Rate

Portfolio Abbreviation (continued)

UK RPI	United Kingdom Retail Price Index

WIBOR	Warsaw Interbank Offered Rate

S C H E D U L E O F I N V E S T M E N T S	44